                                    [PHOTO]

                           VISTA SELECT TAX FREE FUNDS

                                     ANNUAL
                                     REPORT

                       -----------------------------------

                       Vista. Setting the Global Standard.

                        VISTA SELECT TAX FREE INCOME FUND

                            VISTA SELECT INTERMEDIATE
                              TAX FREE INCOME FUND

                              VISTA SELECT NEW YORK
                              TAX FREE INCOME FUND

                             VISTA SELECT NEW JERSEY
                              TAX FREE INCOME FUND


                                  [VISTA LOGO]
                                 AUGUST 31, 1997

                                    [PHOTO]

                                   HIGHLIGHTS


U.S. economic growth and supply and demand issues were the primary drivers of the municipal bond market during the reporting year.

- With the exception of New York, a general lack of new issues was a major factor in the municipal bond market.

- The yield on the 30-year Treasury bond declined from 7.11% to 6.61%

                                    CONTENTS

Chairman's Letter                                              1

Vista Select Tax Free Income Fund                           2-18
   Fund Commentary - Portfolio of Investments

Vista Select Intermediate Tax Free Income Fund             19-37
   Fund Commentary - Portfolio of Investments

Vista Select New York Tax Free Income Fund                 38-47
   Fund Commentary - Portfolio of Investments

Vista Select New Jersey Tax Free Income Fund               48-55
   Fund Commentary - Portfolio of Investments

Financial Statements                                       56-58

Notes to Financial Statements                              59-63

Per Share Data                                                64

Report of Independent Accountants                             65

--------------------------------------------------------------------------------
 INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY,
     THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL
       FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT
                                   INVESTED.
--------------------------------------------------------------------------------

                          VISTA FAMILY OF MUTUAL FUNDS

                                CHAIRMAN'S LETTER

                                                                October 10, 1997

Dear Shareholder:

We are pleased to present this annual report for Vista Select Tax Free Funds for the year ended August 31, 1997. Inside, you'll find information on the performance of each of the four funds along with a report from the portfolio management team.

EXCEPTIONAL U.S. ECONOMY CHALLENGES TRADITIONAL THINKING

During the reporting year, the U.S. economy painted a near-perfect picture, one characterized by substantial economic growth, excellent corporate performance, strong job creation and the absence of inflationary pressures. This combination of factors challenged the traditional economic view that a growing economy and low unemployment inevitably lead to inflation and higher interest rates. Over the course of the year, the yield on the 30-year Treasury bond fell from 7.11% to 6.61%.

Against this backdrop, bond investors were highly sensitive to each report on the economy's performance. This created occasional periods of volatility as they anticipated whether the strong growth would cause inflation to erupt. Other factors in the municipal bond markets were the general lack of supply, improving state and local finances and concerns that lower interest rates would entice issuers to refund higher-yielding debt.

This environment proved challenging for the Vista Select Funds' tax free portfolio management team, but I'm pleased to report that the management team fulfilled their mission of providing you with competitive yields and relative stability over the one year period. On behalf of the management team and everyone at Vista, I thank you for the confidence you've placed in us. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ FERGUS REID

Fergus Reid
Chairman

                                ABOUT YOUR FUND

                       VISTA SELECT TAX FREE INCOME FUND

                                   FUND FACTS

OBJECTIVE:                 Federal tax exempt income*
PRIMARY INVESTMENTS:       Municipal bonds
SUGGESTED INVESTMENT
TIME FRAME:                3-5 years minimum
MARKET BENCHMARK:          Lehman Municipal Bond Index
LIPPER FUNDS CATEGORY:     General Municipal Debt Funds Average

INCEPTION DATE:            1/1/87
NEWSPAPER SYMBOL:          TFInc

AS OF AUGUST 31, 1997
NET ASSETS:                $677.3M
AVERAGE MATURITY:          17.9 years
AVERAGE DURATION:          7.1 years
AVERAGE QUALITY:           Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

PERFORMANCE
Vista Select Tax Free Income Fund, which seeks to provide tax exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of 8.36% for the year ended August 31, 1997. This compares to a return of 8.83% for the Lipper General Municipal Debt Funds Average.

STRATEGY

The positive economic background created occasional periods of interest rate volatility as market participants reacted to each new report on the economy's strength. The management team focused its efforts on analyzing and finding value in specific securities. In the first half of the year, states continued to benefit from higher-than-expected tax revenues thanks to the expanding national economy. As a result, the Fund generally shifted assets from city and county bonds to state-appropriated debt.

This trend towards better finances accelerated and expanded as 1997 progressed and led the independent ratings agencies to upgrade the credit ratings of many types of municipal bond issuers. These upgrades, along with low supply and high demand, led to a narrowing of the yield differential between higher- and lower-quality securities. In this environment, the management team felt there was little yield incentive to take on the credit risk associated with lower-quality investment grade bonds and, therefore, upgraded the Fund's overall credit quality.

OUTLOOK

As the reporting year ended, the management team was expecting a significant new supply of municipal bonds. This could have the effect of raising municipal bond yields and making the market more attractive to new investors. Another major factor moving forward will be the heavy volume of pre-refunded bonds in 1998. With so many investors needing to re-invest the proceeds, the management team expects a strong demand for new issues. Following the successful strategy of the past year, the focus will remain on active management as the management team seeks to add value through research and analysis of individual securities.

                                 ABOUT YOUR FUND

                       VISTA SELECT TAX FREE INCOME FUND

VISTA SELECT TAX FREE INCOME FUND PORTFOLIO COMPOSITION AS OF 8/31/97

FUND'S PORTFOLIO ALLOCATION

Cash       2.7%
Bonds     87.3%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/97+

One Year................................................  8.36%
Five Years..............................................  6.49%
Ten Years...............................................  7.89%

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/87 and prior to the fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                      VISTA SELECT TAX FREE INCOME FUND+
                            AND ITS KEY BENCHMARKS

            Select Tax Free         Lehman Muni        Lipper General Muni
              Income Fund           Bond Index            Debt Funds Avg.
8/87          $ 10000                $ 10000               $ 10000
                10679.9                10414.4               10210
8/89            11759                  11558                 11357.9
                12483.5                12300.6               11900
8/91            13895.5                13751.7               13296.8
                15444.4                15289.5               14812.5
8/93            17204                  17153.8               16847.6
                17281.8                17178.5               16451.2
8/95            18562.6                18702.2               17655.2
                19524.3                19679.9               18483.7
8/31/97         21392.7                22064.2               21041.4

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Funds Average for the ten years ended August 31, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Bond Funds Average represents the average performances of a universe of 255 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/87 and prior to the fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--100.0%
-----------------------------------------------------------
              ALASKA--.2%
              -------------------------------
$ 1,600,000     North Slope Boro, Alaska,
                   Ser. G, GO, 8.35%,
                   06/30/98                    $  1,655,328
                                               ------------
              ARIZONA--3.5%
              -------------------------------
  5,300,000     Pima County, Arizona, Unified
                   School District, No. 1,
                   Tucson, GO, 7.50%,
                   07/01/10                       6,572,000
 15,000,000     Salt River Project, Arizona
                   Agriculture, Ser. B, Rev.,
                   7.00%, 01/01/05               17,156,250
                                               ------------
                                                 23,728,250
                                               ------------
              CALIFORNIA--6.8%
              -------------------------------
                California State, GO,
  2,000,000        6.50%, 11/01/09                2,315,000
  3,950,000        10.00%, 09/01/99               4,369,687
  1,000,000        Ser. B, 10.00%, 08/01/02       1,237,500
  1,000,000        Veterans Bond, Ser. AM,
                     9.00%, 10/01/05              1,283,750
                Kern, California High School
                   District, Ser. A, GO,
  3,455,000        6.40%, 02/01/13                3,925,744
  3,435,000        6.40%, 08/01/13                3,903,019
  3,240,000        6.50%, 02/01/15                3,709,800
  3,225,000        6.50%, 08/01/15                3,692,625
                Los Angeles County,
                   California,
  2,500,000        Public Works Financing
                     Authority, Multiple
                     Capital Facilities
                     Project V, Ser. A, Rev.,
                     5.13%, 06/01/17              2,409,375
  1,500,000        Transition Committee,
                     Sales Tax, Proposition
                     C, Second Sr., Ser. A,
                     Rev., 5.88%, 07/01/02        1,599,375
  4,000,000     Los Angeles, California,
                   Harbor Department, Rev.,
                   7.60%, 10/01/18                5,045,000
                Modesto, California
                   Irrigation District,
  4,300,000        86 Geysers Geo, COP,
                     5.00%, 10/01/17              4,047,375

                                       See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 3,000,000        Financing Authority, Ser.
                     A, Rev., 6.00%, 10/01/15  $  3,180,000
  5,000,000     Valley Health Systems,
                   California, Hospital
                   Improvement Project, Ser.
                   A, Rev., 6.50%, 05/15/15       5,200,000
                                               ------------
                                                 45,918,250
                                               ------------
              COLORADO--4.0%
              -------------------------------
  1,190,000     Adams County, Colorado School
                   District No. 012, GO,
                   6.20%, 12/15/10                1,276,275
  6,000,000     Garfield Pitkin & Eagle
                   Counties Colorado School
                   District No. Re 1 Roarge
                   Fk, GO, 6.60%, 12/15/14        6,757,500
  1,000,000     Jefferson County Colorado
                   School District No. R-001,
                   1985 Ser. B, GO, 9.00%,
                   12/15/99                       1,105,000
                Platte River Power Authority,
                   Colorado, Ser. DD, Rev.,
  3,050,000        6.00%, 06/01/05                3,309,250
  4,400,000        6.00%, 06/01/06                4,796,000
  1,620,000        6.00%, 06/01/07                1,779,975
  8,295,000     Westminster, Colorado Special
                   Purpose Post Project,
                   Ser. B, Rev., 5.13%,
                   12/01/16                       8,046,150
                                               ------------
                                                 27,070,150
                                               ------------
              CONNECTICUT--1.5%
              -------------------------------
                Connecticut State,
  5,000,000        Health & Educational
                     Facilities Authority,
                     Edgehill Issue, Ser. B,
                     FRDN, 3.85%, 09/02/97        5,000,000
  4,975,000        Housing Finance Authority,
                     Housing Mortgage
                     Financing Program, C1,
                     Rev., 6.60%, 11/15/23        5,267,281
                                               ------------
                                                 10,267,281
                                               ------------
              DELAWARE--0.9%
              -------------------------------
  5,000,000     Delaware State, EDA,
                   Osteopathic Hospital
                   Association of Delaware,
                   Ser. A, Rev., 6.90%,
                   01/01/18                       5,881,250

        See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$   185,000     Sussex County, Delaware,
                   Single Family Mortgage,
                   Residential, Rev., 9.38%,
                   02/01/17                    $    186,745
                                               ------------
                                                  6,067,995
                                               ------------
              DISTRICT OF COLUMBIA--2.5%
              -------------------------------
 10,000,000     District of Columbia,
                   American Association for
                   Advancement of Science,
                   Rev., 5.13%, 01/01/27          9,375,000
                Georgetown University,
                   District of Columbia, Ser.
                   A, Exchanged, Rev.,
  3,285,000        8.13%, 04/01/08                3,421,853
  4,000,000        8.25%, 04/01/18                4,167,320
                                               ------------
                                                 16,964,173
                                               ------------
              FLORIDA--5.6%
              -------------------------------
  4,640,000     Broward County, Florida
                   Resource Recovery, Ses
                   Broward Co. LP South
                   Project, Rev., 7.95%,
                   12/01/08                       5,046,000
                Dade County, Florida Special
                   Obligation,
  2,200,000        Miami Beach Convention
                     Center Project, Special
                     Tax, 8.63%, 12/01/07         2,794,000
  1,000,000        Miami Beach Convention
                     Center, Ser. A., Special
                     Tax, 8.63%, 12/01/08         1,031,290
  5,000,000     Daytona Beach, Florida, Water
                   & Sewer, Ser. 1978, Rev.,
                   6.75%, 11/15/07                5,737,500
  3,670,000     Greater Orlando Aviation
                   Authority, Orlando Florida
                   Airport Facilities, Ser.
                   A, Rev., 6.50%, 10/01/12       4,014,062
  3,205,000     Hillsborough County, Florida,
                   Aviation Authority, Tampa
                   International Airport,
                   Ser. B, Rev., 6.00%,
                   10/01/18                       3,473,419
                Orange County, Florida,
  4,425,000        Health Facilities
                     Authority, Orlando
                     Regional Health Care,
                     Ser. A, Rev., 6.25%,
                     10/01/12                     4,933,875

                                       See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 2,310,000        Health Facilities
                     Authority, Orlando
                     Regional Health Care,
                     Ser. C, Rev., 6.25%,
                     10/01/12                  $  2,575,650
  3,000,000        Tourist Development, Ser.
                     A, Rev., 6.50%, 10/01/10     3,303,750
  5,000,000        Tourist Development, Tax,
                     Rev., 5.00%, 10/01/19        4,718,750
                                               ------------
                                                 37,628,296
                                               ------------
              GEORGIA--7.3%
              -------------------------------
  5,000,000     Burke County, Georgia,
                   Development Authority PCR,
                   Oglethorpe Power Co.,
                   Bogtle, Rev., 8.00%,
                   01/01/22                       5,950,000
  7,660,000     De Kalb County, Georgia,
                   Housing Authority
                   Apartment Development, Fox
                   Hollow Apartment, Rev.,
                   7.00%, 08/15/22                8,368,550
    170,000     Georgia State, Residential
                   Financing Authority Single
                   Family Insured Mortgage,
                   Ser. A, Rev., 8.40%,
                   12/01/18                         175,421
                Metropolitan Atlanta Rapid
                   Transit Authority,
                   Georgia,
  5,000,000        Second Indenture, Ser. A,
                     Rev., 6.90%, 07/01/20        5,756,250
 10,485,000        Ser. P, Rev., 6.25%,
                     07/01/20                    11,690,775
 17,500,000     Richmond County, Georgia,
                   Board of Education, GO,
                   5.95%, 11/01/26               17,666,075
                                               ------------
                                                 49,607,071
                                               ------------
              HAWAII--1.4%
              -------------------------------
  3,265,000     Hawaii State, Airports
                   System, Third Ser., Rev.,
                   5.38%, 07/01/01                3,375,194
  5,000,000     Honolulu, Hawaii, City &
                   County, Ser. A, GO, 7.35%,
                   07/01/08                       6,043,750
                                               ------------
                                                  9,418,944
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              ILLINOIS--2.5%
              -------------------------------
$ 9,975,000     Chicago, Illinois, O'Hare
                   International Airport,
                   Special Facilities, United
                   Air Lines, Ser. A, Rev.,
                   8.40%, 05/01/18             $ 10,760,531
                Illinois State, Health
                   Facilities Authority,
    862,000        Refunded, Ser. A, Rev.,
                     7.90%, 08/15/03                997,765
  1,803,000        Unrefunded Balance, Ser.
                     A, Rev., 7.90%, 08/15/03     1,851,302
  3,250,000     Illinois State, Housing
                   Development Authority,
                   Multi-Family, Ser. 1991-A,
                   Rev., 8.25%, 07/01/16          3,534,375
                                               ------------
                                                 17,143,973
                                               ------------
              INDIANA--0.8%
              -------------------------------
  5,000,000     Indianapolis, Indiana Local
                   Public Improvement Bond,
                   Ser. A, Rev., 6.50%,
                   01/01/12                       5,675,000
                                               ------------
              KENTUCKY--1.3%
              -------------------------------
  8,000,000     Louisville & Jefferson
                   County, Kentucky,
                   Metropolitan Sewer
                   District & Drain System,
                   Ser. A, Rev., 6.50%,
                   05/15/24                       9,040,000
                                               ------------
              LOUISIANA--1.8%
              -------------------------------
  2,300,000     Louisville Public Facilities
                   Authority, Single Family
                   Mortgage, GNMA Mortgage,
                   Ser. C, Rev., 8.80%,
                   04/01/13                       2,374,635
                Orleans Parish, Louisiana,
                   School Board,
  4,000,000        GO, 7.50%, 09/01/20            4,645,000
  2,000,000        Defeased, Rev., 8.85%,
                     02/01/06                     2,595,000
  2,000,000        Defeased, Rev., 8.90%,
                     02/01/07                     2,617,500
                                               ------------
                                                 12,232,135
                                               ------------

                                       See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              MASSACHUSETTS--3.7%
              -------------------------------
$ 3,500,000     Chelsea, Massachusetts,
                   School Project Loan Act
                   1948, GO, 6.50%, 06/15/12   $  3,841,250
  2,750,000     Haverhill, Massachusetts,
                   Unlimited Tax, Ser. A, GO,
                   7.00%, 06/15/12                3,031,875
 10,000,000     Massachusetts Bay
                   Transportation Authority,
                   General Transportation
                   Systems, Ser. A, Rev.,
                   5.00%, 03/01/27                9,237,500
  7,000,000     Massachusetts State,
                   Consolidated Loan, Ser. C,
                   GO, 5.00%, 08/01/17            6,615,000
  2,015,000     South Essex, Massachusetts,
                   Sewer District, Ser. B,
                   GO, 6.75%, 06/01/15            2,299,619
                                               ------------
                                                 25,025,244
                                               ------------
              MICHIGAN--2.6%
              -------------------------------
 15,000,000     Detroit, Michigan, Sewer
                   Disposal, Ser. A, Rev.,
                   5.00%, 07/01/27               13,875,000
  4,000,000     Royal Oak, Michigan, Hospital
                   Financing Authority,
                   William Beaumont Hospital,
                   Rev., 5.25%, 01/01/20          3,855,000
                                               ------------
                                                 17,730,000
                                               ------------
              MINNESOTA--0.7%
              -------------------------------
  4,500,000     Minnesota Public Facilities
                   Authority Water PCR,
                   Ser. A, Rev., 4.75%,
                   03/01/11                       4,331,250
                                               ------------
              MONTANA--1.0%
              -------------------------------
                Montana State, Long-Range
                   Building Program,
                   Ser. D, GO,
  2,005,000        5.38%, 08/01/13                2,042,594
  2,120,000        5.38%, 08/01/14                2,159,750
  2,240,000        5.38%, 08/01/15                2,273,600
                                               ------------
                                                  6,475,944
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              NEW JERSEY--6.7%
              -------------------------------
$ 5,215,000     New Jersey EDA, Educational
                   Testing Service, Ser. B,
                   Rev., 6.25%, 05/15/25       $  5,593,087
                New Jersey Sports &
                   Exposition,
  3,470,000        Ser. A, Rev., 6.50%,
                     03/01/19                     3,695,550
  1,500,000        State Guaranteed, Rev.,
                     8.30%, 01/01/03              1,770,000
                New Jersey State,
  5,000,000        Highway Authority, Garden
                     State Parkway General,
                     Rev., 6.20%, 01/01/10        5,537,500
 15,700,000        Ser. D, GO, 8.00%,
                     02/15/07                    19,605,375
  5,000,000        Transportation Trust Fund
                     Authority,
                     Transportation Systems,
                     Ser. B, Rev., 6.50%,
                     06/15/10                     5,762,500
                New Jersey Wastewater Treatment Trust,
  1,730,000        Prerefunded, Ser. A, Rev.,
                     7.38%, 05/15/07              1,806,328
     20,000        Unrefunded Balance,
                     Insured, Ser. A, Rev.,
                     7.38%, 05/15/07                 20,828
  1,600,000     North Bergen Township, New
                   Jersey, GO, 5.00%,
                   08/15/12                       1,596,000
                                               ------------
                                                 45,387,168
                                               ------------
              NEW YORK--21.7%
              -------------------------------
  1,450,000     Albany County, New York,
                   South Mall, Ser. P, Rev.,
                   9.70%, 10/01/98                1,539,190
  2,250,000     Dutchess County, New York
                   Resource Recovery Agency,
                   Solid Waste Management,
                   Ser. A, Rev., 7.50%,
                   01/01/09                       2,427,187
  5,500,000     Local Government Assistance
                   Corp., Ser. C, TAN, 7.00%,
                   04/01/10                       6,084,375
  3,450,000     Metropolitan Transportation
                   Authority of New York,
                   Commuter Facilities, Ser.
                   A, Rev., 6.00%, 07/01/16       3,669,937
  5,000,000     Municipal Assistance Corp.
                   for City of New York, New
                   York, Ser. 67, Rev.,
                   7.63%, 07/01/08                5,400,000

                                       See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 3,000,000     Nassau County, New York, IDA,
                   Civic Facilities, Hofstra
                   University Project, Rev.,
                   6.75%, 08/01/11             $  3,262,500
                New York City, New York,
  5,000,000        Municipal Water Financing
                     Authority, Water & Sewer
                     Systems, Ser. A, Rev.,
                     5.13%, 06/15/22              4,793,750
 12,000,000        Ser. A, GO, 6.25%,
                     08/01/08                    13,290,000
  5,000,000        Trust Cultural Resources,
                     Solomon R Guggenheim
                     Foundation, Ser. A,
                     Rev., 7.25%, 12/01/15        5,431,250
                New York State, GO,
  4,085,000        GO, 6.30%, 09/15/10            4,340,312
  4,100,000        GO, 6.30%, 09/15/11            4,371,625
                New York State, Dormitory
                   Authority,
  4,500,000        Rochester University, Ser.
                     A, Rev., 6.40%, 07/01/13     4,848,750
  2,500,000        Rockefeller University,
                     Rev., 7.38%, 07/01/14        2,618,500
  2,000,000     New York State, Energy
                   Research & Development
                   Authority, PCR, Central
                   Hudson Gas, Ser. B-1,
                   Rev., 7.38%, 10/01/14          2,172,500
                New York State, Environmental
                   Facilities Corp., PCR,
                   State Water Revolving
                   Fund,
  2,000,000        Ser. B, Rev., 7.10%,
                     09/15/11                     2,185,000
  2,650,000        Ser. D, Rev., 6.85%,
                     11/15/11                     2,977,937
  3,000,000     New York State, Environmental
                   Quality, GO, 6.50%,
                   12/01/14                       3,240,000
                New York State, Housing
                   Finance Agency,
    685,000        Health Facilities, Monroe
                     County, Ser. A, Rev.,
                     7.63%, 05/01/05                732,950
  4,000,000        State University
                     Construction, Ser. A,
                     Rev., 7.90%, 11/01/06        4,765,000

        See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
                New York State, Local
                   Government Assistance
                   Corp.,
$ 2,340,000        Ser. A, Rev., 7.00%,
                     04/01/08                  $  2,623,725
  3,000,000        Ser. D, Rev., 7.00%,
                     04/01/11                     3,367,500
                New York State, Medical Care
                   Facilities Financing
                   Agency,
  2,780,000        Hospital & Nursing Home,
                     Insured Mortgage,
                     Ser. C, Rev., 6.25%,
                     08/15/12                     2,919,000
  2,000,000        Special Obligation, Mental
                     Health Services
                     Facilities Improvement,
                     Ser. A, Rev., 8.30%,
                     05/01/04                     2,427,500
                New York State,
  4,000,000        Mortgage Agency,
                     Homeownership Mortgage,
                     Ser. JJ, Rev., 7.50%,
                     10/01/17                     4,210,000
  6,000,000        Research & Development
                     Authority, PCR, Niagara
                     Mohawk Power Corp., Ser.
                     A, Rev., 7.20%, 07/01/29     6,862,500
  5,500,000        Thruway Authority, General
                     Purpose, Ser. C, Rev.,
                     6.00%, 01/01/15              5,788,750
                Port Authority, New York &
                   New Jersey,
  1,100,000        Consolidated Bonds, 52nd
                     Ser., Rev., 9.00%,
                     11/01/14                     1,200,375
  6,270,000        Consolidated Bonds, 78th
                     Ser., Rev., 6.50%,
                     04/15/11                     6,661,875
 14,000,000        Consolidated Bonds, 93rd
                     Ser., Rev., 6.13%,
                     06/01/94                    15,102,500
  4,000,000        Consolidated Bonds, 109th
                     Ser., Rev., 5.38%,
                     01/15/32                     3,895,000
  3,030,000        Special Obligation, JFK
                     International Airport,
                     Terminal 6, Rev., 5.75%,
                     12/01/22                     3,056,512
    285,000     Suffolk County, New York
                   Water Authority,
                   Waterworks, Unrefunded
                   Balance 1993, Rev., 7.38%,
                   06/01/12                         300,128

                                       See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 9,000,000     Triborough Bridge & Tunnel
                   Authority, New York,
                   Convention Center Project,
                   Ser. E, Rev., 7.25%,
                   01/01/10                    $ 10,406,250
                                               ------------
                                                146,972,378
                                               ------------
              NORTH CAROLINA--1.5%
              -------------------------------
 10,000,000     North Carolina State, Ser. A,
                   5.10%, 03/01/06               10,387,500
                                               ------------
              NORTH DAKOTA--0.9%
              -------------------------------
  5,000,000     Mercer County, North Dakota,
                   PCR, Antelope Valley
                   Station, Rev., 7.20%,
                   06/30/13                       6,050,000
                                               ------------
              OHIO--1.2%
              -------------------------------
  7,000,000     Cleveland Ohio Public Power
                   System First Mortgage,
                   Ser. A, Rev., 7.00%,
                   11/15/24                       8,163,750
                                               ------------
              OREGON--2.7%
              -------------------------------

                Oregon State,
    300,000        GO, 11.00%, 12/01/98             325,500
  5,780,000        Higher Education Building,
                     Ser. A, GO, 6.45%,
                     08/01/24                     6,466,375
 11,565,000     Portland, Oregon, Sewer
                   Systems, Ser. A, Rev.,
                   5.00%, 06/01/15               11,160,225
                                               ------------
                                                 17,952,100
                                               ------------
              PENNSYLVANIA--1.0%
              -------------------------------
  3,000,000     Allegheny County,
                   Pennsylvania, Airport,
                   Pittsburgh International
                   Airport, Ser. B, Rev.,
                   5.00%, 01/01/19                2,812,500
  3,885,000     Pennsylvania State Higher
                   Education Assistance
                   Agency, Student Loan, Ser.
                   A, Rev., 6.80%, 12/01/00       4,132,669
                                               ------------
                                                  6,945,169
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              PUERTO RICO--4.0%
              -------------------------------
                Puerto Rico Commonwealth,
$ 2,500,000        GO, 6.25%, 07/01/11         $  2,815,625
  3,000,000        Aqueduct & Sewer
                     Authority, Ser. A, Rev.,
                     7.88%, 07/01/17              3,160,080
  1,500,000        Highway & Transportation
                     Authority, Refunded
                     Balance, Ser. T, Rev.,
                     6.63%, 07/01/18              1,668,750
  5,000,000     Puerto Rico Electric Power
                   Authority, Ser. Y, Rev.,
                   7.00%, 07/01/07                5,875,000
                Puerto Rico Industrial,
                   Medical & Environmental
                   PCFA,
  6,675,000     Pepsico Inc. Project, Ser. A,
                   Rev., 6.25%, 11/15/13          7,234,031
  3,000,000     Warner Lambert Co. Project,
                   Rev., 7.60%, 05/01/14          3,240,000
  3,000,000     Puerto Rico Public Buildings
                   Authority, Guaranteed,
                   Government Facilities,
                   Ser. A, Rev., 6.25%,
                   07/01/11                       3,375,000
                                               ------------
                                                 27,368,486
                                               ------------
              RHODE ISLAND--0.5%
              -------------------------------
  3,150,000     Rhode Island State Turnpike &
                   Bridge Authority, Rev.,
                   5.35%, 12/01/17                3,055,500
                                               ------------
              SOUTH CAROLINA--3.2%
              -------------------------------
  6,000,000     Richland County, South
                   Carolina School District
                   No. 001, GO, 4.63%,
                   03/01/22                       5,377,500
                South Carolina State, Housing
                   Finance & Development
                   Authority,
  2,000,000        Homeownership Mortgage
                     Purchase, Ser. B, Rev.,
                     7.88%, 07/01/15              2,085,000
  4,050,000        Ser. B (FHA Insured),
                     Rev., 7.80%, 07/01/09        4,217,063

                                       See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 5,000,000     South Carolina State, Public
                   Service Authority, Ser. A,
                   Rev., 6.25%, 01/01/22       $  5,325,000
  5,000,000     Spartanburg, South Carolina,
                   Waterworks, Rev., 5.00%,
                   06/01/27                       4,650,000
                                               ------------
                                                 21,654,563
                                               ------------
              SOUTH DAKOTA--0.6%
              -------------------------------
  3,000,000     Heartland Consumers Power
                   District, Rev., 7.00%,
                   01/01/16                       3,476,250
    435,000     South Dakota State Building
                   Authority, Rev., 10.50%,
                   09/01/00                         448,107
                                               ------------
                                                  3,924,357
                                               ------------
              TEXAS--7.1%
              -------------------------------
  6,245,000     Arlington, Texas, Independent
                   School District, GO,
                   5.00%, 02/15/19                5,909,332
                Austin, Texas, Utility
                   System,
  6,540,000        Rev., 5.13%, 11/15/17          6,262,050
  6,500,000        Rev., 6.00%, 11/15/13          7,060,625
  2,000,000        Combined, Ser. A, Rev.,
                     9.50%, 05/15/15              2,267,500
  2,000,000        Ser. A, Big Book Entry,
                     Rev., 8.00%, 11/15/16        2,247,500
                Dallas-Fort Worth, Texas,
                   Regional Airport, Ser. A,
  2,115,000        Rev., 7.38%, 11/01/08          2,458,688
  2,945,000        Rev., 7.38%, 11/01/09          3,423,563
  2,000,000        Rev., 7.38%, 11/01/11          2,317,500
                Harris County, Texas,
  1,300,000        Health Facilities
                     Development Corp., St.
                     Lukes Episcopal
                     Hospital, Ser. B, FRDN,
                     3.05%, 09/02/97              1,300,000
  6,300,000        Toll Road, Sub Lien, Rev.,
                     5.00%, 08/15/21              5,866,875
                Houston, Texas, Water
                   Conveyance System,
                   Contract, COP, Ser. F,

        See notes to financial statements.

                          ...........................

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 2,500,000        COP, 7.20%, 12/15/05        $  2,918,750
  2,000,000        COP, 7.20%, 12/15/06           2,357,500
  3,500,000     Texas State, Texas, Public
                   Financing Authority, Ser.
                   B, GO, 6.00%, 10/01/06         3,836,875
                                               ------------
                                                 48,226,758
                                               ------------
              UTAH--0.2%
              -------------------------------
  1,000,000     Sevier County, Utah, School
                   District Sevier School
                   District, GO, 9.20%,
                   05/01/03                       1,232,500
                                               ------------
              WASHINGTON--0.5%
              -------------------------------
  3,000,000     Washington State, Refunding,
                   GO, 5.75%, 09/01/10            3,243,750
                                               ------------
              WISCONSIN--0.1%
              -------------------------------
    855,000     Wisconsin, Housing & EDA,
                   Home Ownership, Ser. D,
                   Rev., 7.90%, 09/01/05            885,105
-----------------------------------------------------------
              TOTAL LONG-TERM INVESTMENTS
              (COST $650,317,977)               677,428,368
-----------------------------------------------------------
SHORT-TERM INVESTMENTS--0.8%
-----------------------------------------------------------
  Shares
-----------------------------------------------------------
              MONEY MARKET FUND
              -------------------------------
  5,472,757     Provident Municipal Cash
                   Money Market Fund              5,472,757
-----------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS
              (COST $5,472,757)                   5,472,757
===========================================================
              TOTAL INVESTMENTS--100.8%
              (COST $655,790,734)              $682,901,125
-----------------------------------------------------------

                                       See notes to financial statements.

                                ABOUT YOUR FUND

                 VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND

                                   FUND FACTS

OBJECTIVE:                 Income exempt from federal taxes*
PRIMARY INVESTMENTS:       Municipal bonds
SUGGESTED INVESTMENT
TIME FRAME:                3-5 years minimum
MARKET BENCHMARK:          Lehman 10 Year Municipal Bond Index
LIPPER FUNDS CATEGORY:     Lipper Intermediate Municipal Debt
                           Funds Average

INCEPTION DATE:            1/1/97
NEWSPAPER SYMBOL:          IntmdTF

AS OF AUGUST 31, 1997
NET ASSETS:                $631.3M
AVERAGE MATURITY:          7.4 years
AVERAGE DURATION:          5.3 years
AVERAGE QUALITY:           Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

PERFORMANCE

Vista Select Intermediate Tax Free Income Fund, which seeks to provide monthly dividends which are excluded from federal income tax through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 7.91% for the year ended August 31, 1997. This compares to a return of 7.03% for the Lipper Intermediate Term Municipal Debt Funds Average.

STRATEGY

Early in the year, the Fund adopted a shorter duration than its benchmark, the unmanaged Lehman 10 Year Municipal Bond Index. This strategy emphasized high coupon, high premium bonds to help protect against volatility. When interest rates increased about halfway through the reporting year, the management team took the opportunity to effect tax swaps in order to maintain the portfolio's tax efficiency. The team also swapped out of 10-year bonds, which were in high demand, in favor of what they believed were better relative values in three- and five-year maturities.

As the year progressed, the trend towards better finances accelerated and expanded. This led the independent ratings agencies to upgrade the credit ratings of many types of municipal bond issuers. These upgrades, along with low supply and high demand, led to a narrowing of the yield differential between higher- and lower-quality securities. In this environment, the management team felt there was little yield incentive to take on the credit risk associated with lower-quality investment grade bonds and, therefore, upgraded the Fund's overall credit quality.

OUTLOOK

As the reporting year ended, the management team was expecting a significant new supply of municipal bonds. This could have the effect of raising municipal bond yields and making the market more attractive to new investors. Another major factor moving forward will be the heavy volume of pre-refunded bonds in 1998. With so many investors needing to reinvest the proceeds, the management team expects a strong demand for new issues. Following the successful strategy of the past year, the focus will remain on active management as the management team seeks to add value through research and analysis of individual securities.

                                ABOUT YOUR FUND

                 VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

FUND'S PORTFOLIO ALLOCATION

Cash         5.1%
Bonds       94.9%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/97+

One Year................................................  7.91%
Five Years..............................................  6.42%
Ten Years...............................................  7.87%

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select Intermediate Tax Free Income
  Fund includes performance of a predecessor account for the period dating back to 8/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                 VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND+
                             AND ITS KEY BENCHMARKS

           Select Intermediate       Lehman 10 Year Muni      Lipper Intermediate
           Tax Free Income Fund         Bond Index              Muni Debt Avg.
8/87           $ 10000                  $ 10000                  $ 10000
                 10247.1                  10462.9                  10314.6
8/89             11306.6                  11460                    11161.5
                 11938                    12163.8                  11792.2
8/91             13377.2                  13616.5                  12969.5
                 14884.9                  15105.3                  14236.2
8/93             16590.7                  17048.8                  15737.5
                 16728.6                  17173.8                  15891.7
8/95             18062.2                  18821.7                  17003.6
                 18833.7                  19655.9                  17669.2
8/31/97          21336.3                  21878                    19337.4

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Intermediate Tax Free Income Fund, the Lehman 10 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average for the ten years ended August 31, 1997. The performance of the the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman 10 Year Municipal Bond Index is a total return benchmark for the intermediate-term, investment grade tax-exempt bond market. Bonds included in the Lehman Intermediate Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper 10 Year Municipal Debt Funds Average represents the performance of 145 actively-managed tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Intermediate Tax Free Income
  Fund includes performance of a predecessor account for the period dating back to 8/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--98.1%
-----------------------------------------------------------
              ALABAMA--0.3%
              -------------------------------
$   660,000     Alabama State, GO, 7.00%,
                   08/01/05                    $    719,400
  1,320,000     Shelby County, Alabama, Board
                   of Education, Capital
                   Outlay School Warrants,
                   5.70%, 02/01/09                1,387,650
                                               ------------
                                                  2,107,050
                                               ------------
              ARIZONA--0.9%
              -------------------------------
  2,000,000     Arizona State, Transition
                   Board Excise Tax, Maricopa
                   County Regional Area, Ser.
                   A, Rev., 5.50%, 07/01/00       2,067,500
  3,000,000     Maricopa County, Arizona,
                   School District No. 4,
                   Mesa Unit, Ser. A, GO,
                   5.50%, 07/01/09                3,131,250
    660,000     Phoenix, Arizona, Street &
                   Highway User, Rev., 6.75%,
                   07/01/99                         691,350
                                               ------------
                                                  5,890,100
                                               ------------
              CALIFORNIA--0.9%
              -------------------------------
  5,000,000     Los Angeles County,
                   California, Public Works
                   Financing Authority,
                   Regional Park & Open Space
                   District, Rev., 6.00%,
                   10/01/08                       5,450,000
                                               ------------
              COLORADO--0.7%
              -------------------------------
  4,000,000     Eagle Garfield & Routt
                   Counties Colorado School
                   District No. Re 50J, GO,
                   6.13%, 12/01/09                4,335,000
                                               ------------
              CONNECTICUT--2.7%
              -------------------------------
                Connecticut State,
  1,320,000        Housing Finance Authority,
                     Housing Mortgage
                     Financing Program, Ser.
                     B4 - Sub. B4, Rev.,
                     6.80%, 11/15/98              1,354,650
  1,000,000        Ser B., GO, 6.75%,
                     07/15/03                     1,082,500
                Connecticut State, Special
                   Tax Obligation,
                   Transportation
                   Infrastructure,
  4,735,000        Ser. A, Rev., 5.40%,
                     06/01/09                     4,894,806

        See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 1,050,000        Ser. B, Rev., 6.00%,
                     10/01/04                  $  1,139,250
  7,000,000        Ser. C, Rev., 6.25%,
                     10/01/03                     7,638,750
    660,000        Ser. C, Rev., 6.70%,
                     12/01/01                       708,675
                                               ------------
                                                 16,818,631
                                               ------------
              DELAWARE--0.2%
              -------------------------------
                Delaware Transportation
                   Authority, Transportation
                   System, Rev.,
    635,000        5.63%, 07/01/05                  667,544
    660,000        6.75%, 07/01/98                  674,698
                                               ------------
                                                  1,342,242
                                               ------------
              FLORIDA--1.8%
              -------------------------------
  2,000,000     Dade County, Florida,
                   Aviation, Ser. B, Rev.,
                   6.40%, 10/01/06                2,232,500
    660,000     Florida School Boards
                   Association Inc., Orange
                   County School Board
                   Project, Rev., 6.25%,
                   07/01/05                         694,650
                Florida State,
  2,675,000        Broward County Expressway
                     Authority, Ser. A, GO,
                     6.50%, 07/01/03              2,723,685
  2,000,000        Department of Corrections,
                     COP, Okeechobee
                     Correctional, COP,
                     6.00%, 03/01/08              2,182,500
  3,250,000     Jacksonville, Florida,
                   Electric Authority, Water
                   & Sewer, Ser. B, Rev.,
                   5.50%, 10/01/04                3,408,437
                                               ------------
                                                 11,241,772
                                               ------------
              GEORGIA--1.4%
              -------------------------------
  2,000,000     Dalton, Georgia, Building
                   Authority, Northwest
                   Georgia, Trade &
                   Convention, Rev., 7.10%,
                   07/01/11                       2,222,500
    660,000     Georgia State, Ser. A, GO,
                   6.00%, 03/01/04                  717,750
  5,000,000     Municipal Electric Authority,
                   Georgia, Special
                   Obligation, Sixth
                   Crossover Project #1,
                   Rev., 7.00%, 01/01/08          5,856,250
                                               ------------
                                                  8,796,500
                                               ------------

                                       See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              HAWAII--1.0%
              -------------------------------
$   660,000     Hawaii County, Hawaii, Ser.
                   A, GO, 5.20%, 05/01/04      $    682,275
    660,000     Hawaii State, Ser. BP, GO,
                   5.75%, 08/01/08                  668,250
                Honolulu, Hawaii, City &
                   County, Ser. A,
  2,500,000        GO, 7.30%, 07/01/03            2,840,625
  2,000,000        GO, 7.35%, 07/01/06            2,370,000
                                               ------------
                                                  6,561,150
                                               ------------
              ILLINOIS--3.9%
              -------------------------------
                Chicago, Illinois,
  1,500,000        Metropolitan Water
                     Reclamation District,
                     Greater Chicago Capital
                     Improvement Bonds, GO,
                     7.00%, 01/01/08              1,766,250
  6,055,000        O'Hare International
                     Airport, Passenger
                     Facilities Charge, Ser.
                     A, Rev., 5.38%, 01/01/07     6,259,356
  2,800,000        Sales Tax Rev., Rev.,
                     5.75%, 01/01/10              2,922,500
                Cook County, Illinois, Ser.
                   A, GO,
  3,350,000        6.60%, 11/15/22                3,735,250
  1,500,000        6.38%, 11/15/05                1,655,625
  5,000,000     Illinois Educational
                   Facilities Authority,
                   Northwestern University,
                   Remarketed, Rev., 6.80%,
                   12/01/11                       5,543,750
                Illinois State, Rev.,
    660,000        6.40%, 08/01/01                  694,650
  1,320,000        5.50%, 08/01/06                1,382,700
    790,000     Kane County, Illinois
                   Community United School
                   District No. 304, Geneva,
                   GO, 6.10%, 06/01/06              869,987
                                               ------------
                                                 24,830,068
                                               ------------
              KENTUCKY--1.0%
              -------------------------------
  5,000,000     Kentucky State, Turnpike
                   Authority Economic
                   Development Board,
                   Revitalization Projects,
                   Rev., 5.00%, 07/01/02          5,118,750

        See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$   860,000     Owensboro Kentucky, Electric
                   Light & Power, Rev.,
                   10.50%, 01/01/04            $  1,026,625
                                               ------------
                                                  6,145,375
                                               ------------
              LOUISIANA--0.2%
              -------------------------------
  1,275,000     Louisiana Public Facilities
                   Authority, Prerefunded,
                   Tulane University, Ser.
                   A-1, Rev., 6.00%, 02/15/07     1,383,375
                                               ------------
              MARYLAND--3.1%
              -------------------------------
                Anne Arundel County,
                   Maryland,
  2,510,000        Consolidate General
                     Improvement, GO, 6.00%,
                     08/01/07                     2,761,000
  2,510,000        Consolidate General
                     Improvement, GO, 6.00%,
                     08/01/08                     2,751,587
  1,470,000        Ser. B, GO, 6.80%,
                     06/01/04                     1,530,417
                Maryland State,
  1,320,000        Department of
                     Transportation, Second
                     Issue, Rev., 6.30%,
                     11/01/97                     1,325,214
    660,000        First Ser., GO, 6.80%,
                     03/01/03                       695,475
  2,390,000        Fourth Ser.-AL, GO, 7.00%,
                     10/15/02                     2,590,162
  3,535,000        Stadium Authority, Lease,
                     Convention Center
                     Expansion, Rev., 5.80%,
                     12/15/09                     3,755,938
  3,335,000        Stadium Authority, Lease,
                     Convention Center
                     Expansion, Rev., 5.75%,
                     12/15/08                     3,555,944
    660,000     Montgomery County, Maryland,
                   Consolidated Public
                   Improvement, Ser. A, GO,
                   5.50%, 10/01/03                  697,125
                                               ------------
                                                 19,662,862
                                               ------------
              MASSACHUSETTS--6.4%
              -------------------------------
  5,000,000     Chelsea, Massachusetts,
                   School Project Loan Act
                   1948, GO, 5.90%, 06/15/08      5,343,750

                                       See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$11,360,000     Massachusetts Bay
                   Transportation Authority,
                   General Transportation
                   Systems, Ser. A, Rev.,
                   5.40%, 03/01/08             $ 11,828,600
                Massachusetts State,
  3,600,000        Consolidated Loan, Ser. C,
                     GO, 6.70%, 11/01/09          4,095,000
  3,000,000        Housing Finance Agency,
                     Residential Development,
                     FNMA Collared, Ser. C,
                     Rev., 6.45%, 05/15/04        3,240,000
  4,215,000        Insured, Ser. A, GO,
                     5.00%, 08/01/01              4,294,031
  3,000,000        Ser. A, GO, 6.00%,
                     07/01/05                     3,251,250
  3,165,000        Ser. B, GO, 5.80%,
                     08/01/09                     3,335,119
    600,000        Updates, Ser. B, FRDN,
                     3.65%, 12/01/97                600,000
  1,320,000        Water Research Authority,
                     Ser. A, Rev., 5.70%,
                     08/01/08                     1,405,800
                Southeastern Massachusetts
                   University Building
                   Authority Project, Ser. A,
                   Rev.,
  1,980,000        5.90%, 05/01/09                2,121,075
  1,000,000        5.90%, 05/01/10                1,062,500
                                               ------------
                                                 40,577,125
                                               ------------
              MICHIGAN--1.3%
              -------------------------------
  3,100,000     Bay City, Michigan Electric
                   Utility, Rev., 6.60%,
                   01/01/12                       3,371,250
  3,565,000     Michigan State, Underground
                   Storage Tank Final
                   Assurance Authority, Ser.
                   I, Rev., 5.75%, 05/01/10       3,725,425
  1,000,000     Pontiac, Michigan, General
                   Building Authority, GO,
                   6.88%, 04/01/06                1,080,000
                                               ------------
                                                  8,176,675
                                               ------------
              MINNESOTA--1.4%
              -------------------------------
    990,000     Metropolitan Council,
                   Minnesota, Minneapolis-St.
                   Paul Metropolitan Area,
                   Ser. D, GO, 6.60%,
                   09/01/04                       1,049,400

        See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 5,000,000     Minnesota State, GO, 6.00%,
                   08/01/06                    $  5,350,000
  2,000,000     Northern Municipal Power
                   Agency, Minnesota Electric
                   Systems, Ser. A, Rev.,
                   5.80%, 01/01/06                2,127,500
                                               ------------
                                                  8,526,900
                                               ------------
              MONTANA--0.5%
              -------------------------------
  3,000,000     Montana State Board
                   Investment, Payroll Tax,
                   Workers Compensation
                   Project, Rev., 6.50%,
                   06/01/03                       3,315,000
                                               ------------
              NEBRASKA--2.4%
              -------------------------------
                Omaha Public Power District,
                   Nebraska Electric,
  2,500,000        Ser. A, Rev., 6.25%,
                     02/01/06                     2,709,375
    660,000        Ser. A, Rev., 6.30%,
                     02/01/07                       716,100
 11,000,000        Ser. C, Rev., 5.40%,
                     02/01/08                    11,508,750
                                               ------------
                                                 14,934,225
                                               ------------
              NEVADA--1.4%
              -------------------------------
                Clark County, Nevada,
  1,500,000        GO, 6.00%, 06/01/02            1,595,625
  2,670,000        Ser. A, GO, 7.30%,
                     03/01/99                     2,765,880
  1,000,000     Nevada State, Rev., 6.75%,
                   07/01/03                       1,057,500
                Nevada State, Municipal Bond
                   Book Project, No 20-23-A,
                   GO,
  1,660,000        7.00%, 07/01/00                1,696,603
  1,000,000        7.20%, 07/01/02                1,022,150
  1,000,000        7.20%, 11/01/04                1,102,500
                                               ------------
                                                  9,240,258
                                               ------------
              NEW HAMPSHIRE--1.4%
              -------------------------------
                New Hampshire Municipal Bond
                   Bank,
  1,195,000        Ser. A, Rev., 7.10%,
                     07/15/99                     1,247,269
  1,390,000        Ser. A, Rev., 7.30%,
                     07/15/01                     1,457,165
  4,535,000        Ser. C, Rev., 5.75%,
                     08/15/10                     4,761,750
  1,250,000        Ser. C, Rev., 5.75%,
                     08/15/11                     1,301,563
                                               ------------
                                                  8,767,747
                                               ------------

                                       See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              NEW JERSEY--10.9%
              -------------------------------
$ 2,000,000     Atlantic City, New Jersey,
                   GO, 7.05%, 01/01/01         $  2,165,000
  3,245,000     Elizabeth, New Jersey,
                   General Improvement, GO,
                   6.25%, 08/15/08                3,601,950
                New Jersey State, EDA, Market
                   Transition Facility, Sr.
                   Lien, Ser. A, Rev.,
    955,000        5.80%, 07/01/08                1,017,075
  8,800,000        5.80%, 07/01/09                9,306,000
  3,000,000     New Jersey State, Educational
                   Facilities Trust Fund,
                   5.13%, 09/01/01                3,082,500
  1,090,000     New Jersey State,
                   Governmental, GO, 6.00%,
                   08/01/05                       1,170,388
  7,180,000     New Jersey State, Higher
                   Educational Facilities
                   Authority, Higher
                   Educational Facilities
                   Trust Fund, Ser. A, Rev.,
                   5.13%, 09/01/03                7,422,325
                New Jersey State,
                   Transportation Trust Fund,
                   Transportation Systems,
  5,000,000        Ser. A, Rev., 6.50%,
                     06/15/05                     5,581,250
  7,000,000        Ser. B, Rev., 5.50%,
                     06/15/09                     7,306,250
  5,000,000        Ser. B, Rev., 6.25%,
                     06/15/03                     5,437,500
  1,000,000     New Jersey State, Turnpike
                   Authority, Rev., 10.38%,
                   01/01/03                       1,173,750
                New Jersey State, Wastewater
                   Treatment Trust, Insured,
                   Ser. A, Rev.,
  2,545,000        7.00%, 05/15/06                2,974,469
  2,910,000        7.00%, 05/15/08                3,466,538
  3,120,000        7.00%, 05/15/09                3,728,400
                New Jersey State, Wastewater
                   Treatment Trust, Ser. B,
                   Rev.,
  2,410,000        7.00%, 05/15/06                2,786,563
  5,520,000        6.88%, 06/15/07                6,410,100
  2,000,000     Trenton, New Jersey, GO,
                   6.25%, 08/15/03                2,192,500
                                               ------------
                                                 68,822,558
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              NEW MEXICO--0.4%
              -------------------------------
$ 2,075,000     Gallup, New Mexico, PCR,
                   Plains Electric
                   Generation, Rev., 6.40%,
                   08/15/05                    $  2,259,156
                                               ------------
              NEW YORK--19.0%
              -------------------------------
                Metropolitan Transportation
                   Authority of New York,
                   Transportation Facilities,
  4,000,000        Ser. J, Rev., 6.38%,
                     07/01/10                     4,405,000
  5,000,000        Ser. K, Rev., 6.25%,
                     07/01/05                     5,487,500
                Nassau County, New York,
  1,130,000        Combined Sewer Districts,
                     Ser. A, GO, 6.70%,
                     07/01/05                     1,244,413
  1,125,000        Combined Sewer Districts,
                     Ser. A, GO, 6.75%,
                     07/01/06                     1,240,313
  2,260,000        IDA, Civic Facilities,
                     Hofstra University
                     Project, Rev., 6.60%,
                     08/01/05                     2,452,100
  4,000,000        Ser. A, GO, 5.00%,
                     07/01/05                     4,065,000
  3,500,000     New York City, New York,
                   Housing Development Corp.,
                   Growth & Income Sector,
                   Residential, Royal, FRDN,
                   9.75%, 10/01/97                4,011,875
                New York City, New York,
                   Municipal Assistance
                   Corp., Sub. Ser. J, Rev.,
  5,500,000        5.50%, 07/01/02                5,747,500
  2,000,000        5.75%, 07/01/03                2,127,500
 10,000,000        5.25%, 07/01/01               10,300,000
                New York City, New York,
                   Municipal Assistance
                   Corp.,
  2,000,000        Ser. 65, Rev., 7.00%,
                     07/01/00                     2,080,580
  2,125,000        Ser. 68, Rev., 7.30%,
                     07/01/08                     2,276,406
                New York State Dormitory
                   Authority,
  1,085,000        Pooled Capital Program,
                     Rev., 7.80%, 12/01/05        1,141,963
  3,455,000        State University
                     Education, Ser. A, Rev.,
                     6.25%, 05/15/09              3,727,081

                                       See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 1,000,000        State University
                     Education, Ser. A, Rev.,
                     7.00%, 05/15/03           $  1,060,000
  3,750,000        State University
                     Educational Facilities,
                     Ser. B, Rev., 5.38%,
                     05/15/07                     3,895,313
  1,095,000        State University
                     Educational Facilities,
                     Ser. R, Rev., 7.40%,
                     07/01/06                     1,148,316
  2,000,000        St. John's University,
                     Rev., 6.70%, 07/01/04        2,185,000
                New York State Dormitory
                   Authority, Unrefunded
                   Balance, State University
                   Educational Facilities,
                   Ser. A, Rev.,
    690,000        7.00%, 05/15/02                  730,538
    165,000        7.00%, 05/15/03                  174,488
    205,000        7.00%, 05/15/04                  216,531
                New York State Environmental
                   Facilities Corp., PCR,
                   State Water Revolving
                   Fund,
  6,000,000        New York City Municipal,
                     Ser. A, Rev., 5.75%,
                     06/15/08                     6,502,500
  1,000,000        New York City Municipal,
                     Ser. A, Rev., 6.90%,
                     06/15/02                     1,093,750
  1,000,000        Ser. A, Rev., 7.25%,
                     06/15/00                     1,077,500
  2,000,000        Ser. B, Rev., 6.70%,
                     09/15/04                     2,162,500
  1,200,000        Ser. D, Rev., 6.55%,
                     03/15/08                     1,296,000
  2,000,000        Ser. E, Rev., 6.30%,
                     06/15/02                     2,170,000
  5,000,000     New York State Housing
                   Finance Agency, Housing
                   Project Mortgage, Ser. A,
                   Rev., 5.40%, 11/01/05          5,175,000
  2,500,000     New York State Local
                   Assistance Corp., Ser. C,
                   Rev., 6.70%, 04/01/04          2,706,250
                New York State Local
                   Government Assistance
                   Corp., Ser. A, Rev.,
 10,000,000        5.50%, 04/01/05               10,562,500
    660,000        5.70%, 04/01/08                  693,000

        See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
                New York State Medical Care
                   Facilities Financing
                   Agency,
$   180,000        Unrefunded Balance, Rev.,
                     7.38%, 08/15/03           $    190,800
    170,000        Prerefunded, Rev., 7.38%,
                     08/15/03                       181,262
    965,000     New York State Mortgage
                   Agency, Homeowner
                   Mortgage, Ser. EE-3, Rev.,
                   7.70%, 10/01/10                1,009,631
  1,090,000     New York State Power
                   Authority, General
                   Purpose, Ser. C, Rev.,
                   9.50%, 01/01/01                1,173,113
                New York State Ser. B, GO,
  5,000,000        5.70%, 08/15/10                5,212,500
  6,000,000        5.60%, 08/15/07                6,270,000
                New York State Thruway
                   Authority, Highway &
                   Bridge Trust Fund,
  1,320,000        Ser. A, Rev., 5.30%,
                     04/01/07                     1,366,200
  4,000,000        Ser. A, Rev., 5.60%,
                     04/01/07                     4,210,000
  5,700,000        Ser. B, Rev., 6.00%,
                     04/01/08                     6,113,250
    990,000     Westchester County, New York,
                   IDA, Resource Recovery,
                   Resco Co. Project, Ser. A,
                   Rev., 5.60%, 07/01/07          1,037,025
                                               ------------
                                                119,920,198
                                               ------------
              OHIO--5.0%
              -------------------------------
  2,000,000     Columbus, Ohio, Ser. 1, GO,
                   6.80%, 09/15/04                2,182,500
  3,490,000     Franklin County, Ohio, GO,
                   6.38%, 12/01/20                3,817,187
  4,000,000     Montgomery County, Ohio,
                   Solid Waste, Rev., 5.50%,
                   11/01/10                       4,125,000
                Ohio State Public Facilities
                   Commission
  5,540,000        Higher Education, Capital
                     Facilities, Ser. II-B,
                     5.00%, 11/01/00              5,664,650
  1,370,000        Mental Health, Ser. A,
                     Rev., 7.20%, 12/01/00        1,406,483

                                       See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
                Ohio State,
$ 3,360,000        Building Authority, Adult
                     Correctional, Ser. A,
                     Rev., 5.75%, 10/01/08     $  3,553,200
  1,320,000        Higher Educational
                     Facility, Higher
                     Education Capital
                     Facilities Bonds, Ser.
                     11-1990-A, Rev., 6.70%,
                     05/01/02                     1,420,650
  6,000,000        Turnpike Commission, Ser.
                     A, Rev., 5.40%, 02/15/09     6,180,000
  2,500,000        Water Development
                     Authority, Safe Water
                     Ser., Rev., 6.00%,
                     06/01/07                     2,743,750
    660,000     Olentangy Local School
                   District, Ohio, Ser. A,
                   GO, 5.85%, 12/01/07              709,500
                                               ------------
                                                 31,802,920
                                               ------------
              OREGON--1.4%
              -------------------------------
                Washington County, Oregon
  3,500,000        School District, No. 003,
                     Hillsboro, GO, 6.00%,
                     11/01/08                     3,810,625
  4,590,000        Uni Sewer Agency, Sub
                     Lien, Ser. One, Rev.,
                     5.50%, 10/01/05              4,836,713
                                               ------------
                                                  8,647,338
                                               ------------
              PENNSYLVANIA--2.4%
              -------------------------------
  2,625,000     Pennsylvania Convention
                   Center Authority, Ser. A,
                   Rev., 6.60%, 09/01/00          2,792,344
                Pennsylvania State, GO,
 10,000,000        5.13%, 09/15/02               10,287,500
  2,000,000        1st Ser. A, 6.60%,
                     01/01/01                     2,135,000
                                               ------------
                                                 15,214,844
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              PUERTO RICO--3.7%
              -------------------------------
                Puerto Rico Commonwealth, GO,
$10,000,000        5.50%, 07/01/08             $ 10,625,000
  5,500,000        5.50%, 07/01/09                5,816,250
  5,000,000     Puerto Rico Electric Power
                   Authority, Ser. M, Rev.,
                   6.90%, 07/01/98                5,125,150
  1,740,000     Puerto Rico Industrial
                   Medical & Environmental
                   PCR Financing Authority,
                   Renasa Inc., Squibb Corp.
                   Project, (AFICA), Rev.,
                   6.50%, 07/01/04                1,753,972
                                               ------------
                                                 23,320,372
                                               ------------
              RHODE ISLAND--1.7%
              -------------------------------
                Rhode Island State,
  5,120,000        Construction Capital
                     Development Loan, GO,
                     5.25%, 08/01/03              5,286,400
  5,000,000        Ser. A, GO, 6.10%,
                     06/15/03                     5,362,500
                                               ------------
                                                 10,648,900
                                               ------------
              SOUTH CAROLINA--0.3%
              -------------------------------
                South Carolina State,
    990,000        Ser. U-Sub. Ser. U-A, GO,
                     6.80%, 02/01/04              1,021,551
    660,000        Ser. W, GO, 6.30%,
                     05/01/04                       706,200
                                               ------------
                                                  1,727,751
                                               ------------
              TENNESSEE--1.5%
              -------------------------------
  2,170,000     Memphis, Tennessee, Ser. A,
                   GO, 6.40%, 07/01/04            2,246,796
    660,000     Shelby County, Tennessee,
                   School Bonds, GO, 5.63%,
                   03/01/07                         687,225
  6,130,000     Tennessee State, Ser. B, GO,
                   6.00%, 05/01/05                6,720,012
                                               ------------
                                                  9,654,033
                                               ------------
              TEXAS--5.6%
              -------------------------------
                Arlington, Texas, Independent
                   School District, School
                   Building & Referendum,
    440,000        Prerefunded, GO, 7.00%,
                     08/15/98                       452,962

                                       See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$   220,000        Unrefunded, GO, 7.00%,
                     08/15/98                  $    225,881
  2,000,000     Conroe, Texas, Independent
                   School District,
                   Prerefunded, Lot A-1997,
                   GO, 6.00%, 08/01/15            2,116,180
                Houston, Texas, Water & Sewer
                   Systems,
     25,000        Re-refunded Prior Lien,
                     Ser. B, Rev., 6.40%,
                     12/01/09                        27,656
  4,975,000        Un-refunded Balance, Ser.
                     B, Rev., 6.40%, 12/01/09     5,404,094
                Plano, Texas, Independent
                   School District, GO,
  2,000,000        5.25%, 02/15/02                2,065,000
  2,000,000        5.50%, 02/15/01                2,072,500
  4,000,000     San Antonio, Texas, GO,
                   8.00%, 08/01/01                4,500,000
  7,665,000     Texas A&M University,
                   Financing Systems, Rev.,
                   6.00%, 05/15/04                8,306,944
                Texas State,
    660,000        Public Financing
                     Authority, GO, 6.50%,
                     10/01/05                       700,425
  7,500,000        Ser. A, GO, 6.00%,
                     10/01/09                     8,259,375
  1,320,000     Texas Water Development
                   Board, State Revolving
                   Fund, Sr. Lien, Rev.,
                   6.20%, 07/15/05                1,432,200
                                               ------------
                                                 35,563,217
                                               ------------
              VERMONT--3.1%
              -------------------------------
  4,100,000     Burlington, Vermont,
                   Electric, Ser. A, Rev.,
                   6.38%, 07/01/09                4,617,625
                Vermont Municipal Bond Book,
                   Ser. 1, Rev.,
  3,475,000        5.40%, 12/01/07                3,644,406
  3,000,000        5.30%, 12/01/06                3,123,750
                Vermont State, Ser. A, GO,
  3,510,000        6.50%, 01/15/09                3,935,587
  3,510,000        6.40%, 01/15/08                3,918,038
                                               ------------
                                                 19,239,406
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              VIRGINIA--1.6%
              -------------------------------
$ 5,515,000     Chesapeake Bay Bridge &
                   Tunnel Commonwealth of
                   Virginia, General
                   Resolution, Rev., 5.75%,
                   07/01/08                    $  5,859,687
    660,000     Norfolk, Virginia, GO, 6.75%,
                   10/01/00                         693,323
  3,280,000     Virginia College Building
                   Authority, Virginia
                   Educational Facilities,
                   Equipment Leasing Program,
                   Rev., 5.00%, 02/01/01          3,341,500
                                               ------------
                                                  9,894,510
                                               ------------
              WASHINGTON--4.0%
              -------------------------------
  3,900,000     King County, Washington, Ser.
                   A, GO, 7.00%, 12/01/07         4,207,125
                Snohomish County, Washington,
  3,025,000        Public Utility District
                     No. 001, Ser. B, Rev.,
                     6.40%, 01/01/00              3,161,125
  1,800,000        Ser. A, GO, 6.00%,
                     12/01/05                     1,948,500
                Washington State,
  2,125,000        Ser. A, GO, 6.30%,
                     03/01/05                     2,255,156
  3,090,000        Ser. C, GO, 6.50%,
                     01/01/03                     3,387,413
  3,800,000        Ser. C, GO, 6.50%,
                     01/01/04                     4,203,750
  5,970,000        Ser. E, GO, 5.75%,
                     07/01/00                     6,201,337
                                               ------------
                                                 25,364,406
                                               ------------
              WISCONSIN--4.6%
              -------------------------------
                Milwaukee County, Wisconsin,
                   Ser. A, GO,
  2,850,000        5.25%, 10/01/01                2,942,625
  4,625,000        6.50%, 12/01/05                4,995,000
                Wisconsin State, Clean Water,
                   Ser. 1, Rev.,
  3,200,000        6.75%, 06/01/08                3,512,000
  3,625,000        6.00%, 06/01/06                3,969,375
                Wisconsin State,
    660,000        Ser. A, GO, 5.00%,
                     11/01/00                       674,025
  4,560,000        Ser. B, GO, 5.25%,
                     05/01/06                     4,748,100

                                       See notes to financial statements.

                          ...........................

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                  Issuer                  Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 6,145,000        Ser. B, GO, 7.00%,
                     05/01/04                  $  6,989,937
    990,000        Ser. E, GO, 6.55%,
                     05/01/00                     1,017,126
                                               ------------
                                                 28,848,188
-----------------------------------------------------------
              TOTAL LONG-TERM MUNICIPAL BONDS--
              (COST $590,406,666)               619,029,852
-----------------------------------------------------------
SHORT-TERM INVESTMENTS--2.6%
-----------------------------------------------------------

  Shares
-----------------------------------------------------------
              MONEY MARKET FUND
              -------------------------------
 16,624,910     Provident Municipal Cash
                   Money Market Fund             16,624,910
-----------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS--
              (COST $16,624,910)                 16,624,910
===========================================================
              TOTAL INVESTMENTS--100.7%
              (COST $607,031,576)              $635,654,762
-----------------------------------------------------------

        See notes to financial statements.

                                ABOUT YOUR FUND

                   VISTA SELECT NEW YORK TAX FREE INCOME FUND

                                   FUND FACTS

OBJECTIVE:                 Income exempt from federal, New York
                           state and New York City taxes*
PRIMARY INVESTMENTS:       New York municipal bonds
SUGGESTED INVESTMENT
TIME FRAME:                3-5 years minimum
MARKET BENCHMARK:          Lehman Municipal Bond Index
LIPPER FUNDS CATEGORY:     New York Tax-Exempt Municipal Debt
                           Funds Average

INCEPTION DATE:            1/1/97
NEWSPAPER SYMBOL:          NY TF

AS OF AUGUST 31, 1997
NET ASSETS:                $235.4M
AVERAGE MATURITY:          15.2 years
AVERAGE DURATION:          6.7 years
AVERAGE QUALITY:           Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

PERFORMANCE

Vista Select New York Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality, longer-term municipal bonds, had a total return of 7.53% for the year ended August 31, 1997. This compares to a return of 8.93% for the Lipper New York Municipal Debt Funds Average.

STRATEGY

Unlike most states in the country, New York municipal bond issuers introduced a significant new supply into the market during the reporting year. This supply-rich environment, combined with improving state and local finances, led the management team to take a very active approach in analyzing and identifying individual securities.

Early in the reporting year, the management team focused on state-appropriated debt as well as water and sewer bonds. But as the year progressed, so did the credit characteristics of many cities and towns in the state. With the plentiful supply of attractively-priced new issues of both state and local bonds, the management team took advantage of opportunities to increase yield. While some of these bonds underperformed over the short term, the strategy eventually proved beneficial as the market was able to digest the heavy supply.

OUTLOOK

As the reporting year ended, the management team was expecting a significant new supply of municipal bonds. This could have the effect of raising municipal bond yields and making the market more attractive to new investors. Another major factor moving forward will be the heavy volume of pre-refunded bonds in 1998. With so many investors needing to re-invest the proceeds, the management team expects a strong demand for new issues. Following the successful strategy of the past year, the focus will remain on active management as the management team seeks to add value through research and analysis of individual securities.

                                ABOUT YOUR FUND

                     VISTA SELECT NEW YORK TAX FREE INCOME

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

FUND'S PORTFOLIO ALLOCATION

Cash           2.6%
Bonds         97.4%


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/97+

One Year................................................  7.53%
Five Years..............................................  5.90%
Ten Years...............................................  7.65%

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select New York Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                   VISTA SELECT NEW YORK TAX FREE INCOME FUND+
                               AND ITS BENCHMARKS

           Select New York Tax      Lehman Muni           Lipper NY
            Free Income Fund         Bond Index            Muni Avg.
               $22,064               $20,905              $20,810
8/87        $ 10000                 $ 10000               $ 10000
               9958                   10117.1               10414.4
8/89          11145.2                 11243.4               11558
              11769.8                 11757.8               12300.6
8/91          13186.6                 13124.2               13751.7
              14735.3                 14731                 15289.5
8/93          16400.5                 16611                 17153.6
              16303.7                 16383.8               17178.5
8/95          17404.5                 17413.9               18702.2
              18256.5                 18195.6               19679.9
8/31/97       20905.4                 22064.2               20810

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select New York Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Municipal Debt Funds Average for the ten years ended August 31, 1997. The performance of the the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Municipal Debt Funds Average represents the performance of a universe of 101 actively-managed New York tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select New York Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                          ...........................

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--95.8%
-----------------------------------------------------------
$ 2,000,000   Battery Park City Authority,
                New York, Ser. A, Rev.,
                5.50%, 11/01/26                $  1,977,500
  1,150,000   Broome County, New York, GO,
                7.13%, 03/01/99                   1,194,563
  1,250,000   Dutchess County, New York,
                Resource Recovery Agency,
                Solid Waste Management, Ser.
                A, Rev., 7.50%, 01/01/09          1,348,438
              Erie County, New York,
    885,000     Public Improvement, GO,
                   6.00%, 01/15/05                  951,375
    855,000     Ser. B, GO, 6.00%, 03/15/06         918,056
  2,000,000     Water Authority Improvement &
                   Extension, Rev., 5.75%,
                   12/01/08                       2,115,000
  1,500,000   Manhasset, New York Union Free
                School District, GO, 7.30%,
                01/01/98                          1,516,755
              Metropolitan Transportation
                Authority of New York,
    500,000     Commuter Facilities, Ser. B,
                   Rev., 6.10%, 07/01/09            550,625
  1,500,000     Service Contract, Commuter
                   Facilities, Ser. O, Rev.,
                   5.10%, 07/01/00                1,524,375
              Monroe County, New York, Public
                Improvement, GO,
  3,770,000     Partially Prerefunded, 6.00%,
                   03/01/01                       3,972,638
    730,000     Prerefunded 1995, 6.00%,
                   03/01/01                         770,150
  1,230,000     Ser. A, 6.00%, 03/01/12           1,346,850
  1,000,000     Ser. A, 6.00%, 03/01/18           1,091,250
  1,000,000     Ser. A, 6.00%, 03/01/19           1,085,000
  2,000,000   Nassau County, New York,
                General Improvements, Ser. Q,
                GO, 5.20%, 08/01/12               2,002,500
    500,000   New York City, GO, 7.00%,
                02/01/06                            549,375

                                       See notes to financial statements.

                          ...........................

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              New York City, New York, City
                Municipal Water Financing
                Authority Water & Sewer
                Systems, Prerefunded, Ser. A,
                Rev.,
$   505,000     7.00%, 06/15/09                $    556,131
    495,000     7.00%, 06/15/09                     540,169
    150,000   New York City, New York,
                Escrowed to Maturity, Ser. H,
                GO, 6.88%, 02/01/02                 164,813
  1,000,000   New York City, New York, IDA,
                Civil Facilities, New School
                for Social Research, Ser. A,
                Rev., 5.75%, 09/01/15             1,021,250
              New York City, New York,
                Municipal Assistance Corp.,
    500,000     Ser. 68, Rev., 7.30%,
                   07/01/08                         535,625
  2,400,000     Ser. E, Rev., 6.00%, 07/01/05     2,613,000
  6,500,000     Ser. G, Rev., 6.00%, 07/01/08     7,101,250
  5,000,000     Sub. Ser. J, Rev., 5.50%,
                   07/01/02                       5,225,000
              New York City, New York,
  2,275,000     Prerefunded, Ser. A, GO,
                   8.00%, 08/15/18                2,607,719
    940,000     Prerefunded, Ser. D, GO,
                   7.65%, 02/01/06                1,072,775
  1,935,000     Prerefunded, Ser. E, GO,
                   7.00%, 02/01/99                2,014,819
  1,500,000     Ser. A, GO, 6.38%, 08/01/05       1,605,000
  1,500,000     Ser. A, GO, 6.10%, 08/01/02       1,588,125
  2,500,000     Ser. E, GO, 6.00%, 08/01/07       2,728,125
  1,445,000     Ser. F, GO, 8.25%, 11/15/02       1,652,719
  1,000,000     Ser. H, GO, 7.10%, 02/01/12       1,097,500
    440,000     Transportation Authority,
                   Facilities, Livingston
                   Plaza Project, Rev.,
                   4.90%, 01/01/04                  446,050
  1,750,000     Trust Cultural Resources,
                   Museum of Modern Art, Ser.
                   A, Rev., 5.40%, 01/01/12       1,752,187
     25,000     Unrefunded Balance, Ser. A,
                   GO, 8.00%, 08/15/18               28,063
     60,000     Unrefunded Balance, Ser. D,
                   GO, 7.65%, 02/01/06               67,125
    850,000     Unrefunded Balance, Ser. H,
                   GO, 6.88%, 02/01/02              921,188

        See notes to financial statements.

                          ...........................

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              New York State,
$ 5,000,000     GO, 6.00%, 03/01/06            $  5,450,000
  1,000,000     GO, 7.10%, 03/01/05               1,103,750
    600,000     Rev., 7.50%, 11/15/00               654,750
  1,000,000     Rev., 2.75%, 07/01/04               877,500
  3,340,000   New York State, Bridge
                Authority, Rev., 6.00%,
                01/01/06                          3,632,250
              New York State, Dormitory
                Authority, City University
                System Consolidation,
  2,000,000     3rd Generation, Ser. 1, Rev.,
                   5.25%, 07/01/08                2,047,500
  2,000,000     Ser. B, Rev., 5.75%, 07/01/07     2,140,000
  1,545,000     Ser. D, Rev., 5.75%, 07/01/06     1,610,663
  2,470,000     Ser. D, Rev., 7.00%, 07/01/09     2,908,425
  3,120,000     Ser. D, Rev., 7.00%, 07/01/09     3,673,800
  5,000,000     Ser. F, Rev., 5.00%, 07/01/20     4,668,750
              New York State, Dormitory
                Authority,
  1,000,000     Fordham University, Rev.,
                   7.20%, 07/01/05                1,086,250
  2,010,000     Manhattan Eye, Ear & Throat
                   Hospital, Rev., 5.13%,
                   07/01/07                       1,967,287
  2,750,000   New York University, Rev.,
                6.38%, 07/01/07                   2,945,937
              New York State, Dormitory
                Authority, State University
                Educational Facilities,
  2,380,000     Ser. A, Rev., 5.50%, 05/15/06     2,499,000
  3,500,000     Ser. A, Rev., 5.50%, 05/15/10     3,556,875
  1,250,000     Ser. A, Rev., 7.30%, 05/15/00     1,335,938
  2,000,000     Ser. C, Rev., 7.38%, 05/15/10     2,370,000
              New York State, Dormitory
                Authority, Vassar College,
                Rev.,
  1,000,000     7.10%, 07/01/04                   1,092,500
  1,000,000     7.13%, 07/01/10                   1,093,750
  5,000,000   New York State, Energy Research
                & Development Authority, PCR,
                New York State Electric & Gas
                Corp., Ser. E, Rev., 5.90%,
                12/01/06                          5,425,000
  5,000,000   New York State, Environmental
                Facilities, Rev., 7.25%,
                06/15/10                          5,550,000

                                       See notes to financial statements.

                          ...........................

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              New York State, Housing Finance
                Agency,
$ 2,020,000     Health Facilities, Monroe
                   County, Ser. A, Rev.,
                   7.63%, 05/01/05             $  2,161,400
    835,000     Pre-Refunded, Rev., 8.00%,
                   11/01/08                         941,462
    650,000     Service Contract Obligation,
                   Ser. A, Rev., 7.38%,
                   09/15/21                         739,375
  1,500,000     State University
                   Construction, Ser. A,
                   Rev., 7.90%, 11/01/06          1,786,875
  1,550,000     State University
                   Construction, Ser. A,
                   Rev., 8.00%, 05/01/11          1,941,375
    165,000     Unrefunded Balance, Rev.,
                   8.00%, 11/01/08                  182,531
              New York State, Local
                Government Assistance Corp.,
  5,000,000     Ser. A, Rev., 5.25%, 04/01/14     4,968,750
  2,000,000     Ser. A, Rev., 6.00%, 04/01/07     2,185,000
  5,000,000     Ser. E, Rev., 5.50%, 04/01/04     5,262,500
              New York State, Medical Care
                Facilities Financing Agency,
  1,500,000     FHA Insured Mortgage Project
                   A, Rev., 5.40%, 08/15/04       1,561,875
    640,000     FHA Insured Mortgage Project,
                   1995, Ser. C, Rev., 5.40%,
                   08/15/05                         661,600
  3,100,000     Insured Mortgage Rev., Rev.,
                   8.00%, 02/15/08                3,218,699
    360,000     Prerefunded Balance, Rev.,
                   7.70%, 08/15/03                  400,500
    165,000     Unrefunded Balance, Rev.,
                   7.70%, 08/15/03                  180,263
    340,000   New York State, Mortgage Agency
                (FHA insured), Rev., 8.00%,
                10/01/17                            352,495
  1,000,000   New York State, Power
                Authority, Ser. V, Rev.,
                7.60%, 01/01/03                   1,029,980
              New York State, Special Bonds,
                GO,
  3,000,000     7.00%, 11/15/03                   3,288,750
  1,500,000     7.10%, 11/15/04                   1,648,125
  1,000,000     7.13%, 11/15/06                   1,098,750
  1,550,000   New York State, Thruway
                Authority, Service Contract,
                Local Highways & Bridges,
                Rev., 5.80%, 04/01/00             1,598,437

        See notes to financial statements.

                          ...........................

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 5,000,000   New York State, Urban
                Development Corp.,
                Correctional Capital
                Facilities, Rev., 5.63%,
                01/01/07                       $  5,250,000
  1,770,000   Oyster Bay, New York, GO,
                5.00%, 02/15/04                   1,800,975
              Port Authority, New York & New
                Jersey,
 10,000,000     Consolidated-Ninety-Third
                   Ser., Rev., 6.13%,
                   06/01/94                      10,787,500
  2,900,000     Special Obligation, JFK
                   International Airport,
                   Terminal 6, Rev., 5.75%,
                   12/01/22                       2,925,375
              Puerto Rico Commonwealth,
  1,960,000     GO, 6.90%, 07/01/00               2,099,650
  5,000,000     Aqueduct & Sewer Authority,
                   Ser. A, Rev., 7.90%,
                   07/01/07                       5,267,800
  5,635,000     Highway & Transportation
                   Authority, Ser. Y, Rev.,
                   5.25%, 07/01/00                5,768,831
  2,105,000     Highway & Transportation
                   Authority, Ser. Z, Rev.,
                   6.25%, 07/01/07                2,352,337
              Puerto Rico Electric Power
                Authority,
  5,000,000     Ser. AA, Rev., 5.38%,
                   07/01/27                       4,912,500
  1,800,000     Ser. X, Rev., 6.00%, 07/01/11     1,896,750
  2,000,000   Puerto Rico Public Buildings
                Authority, Guaranteed,
                Government Facilities, Ser.
                A, Rev., 6.25%, 07/01/13          2,245,000
  1,065,000   Sullivan County, New York,
                Public Improvement, GO,
                5.00%, 03/15/08                   1,072,987
              Triborough Bridge & Tunnel
                Authority, New York,
  8,000,000     General Purpose, Ser. A,
                   Rev., 5.00%, 01/01/24          7,390,000
  6,000,000     General Purpose, Ser. B,
                   Rev., 5.20%, 01/01/27          5,737,500
  1,000,000     General Purpose, Ser. O,
                   Rev., 7.40%, 01/01/05          1,057,500
  7,125,000     General Purpose, Ser. Y,
                   Rev., 6.00%, 01/01/12          7,766,250

                                       See notes to financial statements.

                          ...........................

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 2,000,000     Ser. L, Rev., 8.00%, 01/01/07  $  2,064,440
  3,500,000     Special Obligation, Ser. B,
                   Rev., 6.88%, 01/01/15          3,793,124
-----------------------------------------------------------
              TOTAL LONG-TERM MUNICIPAL BONDS
              (COST $215,444,162)               225,340,269
-----------------------------------------------------------
SHORT-TERM INVESTMENTS--3.3%
-----------------------------------------------------------
              FLOATING RATE DEMAND NOTES--2.1%
              --------------------------------
                New York City, New York,
  1,100,000        Ser. B through Sub-Ser.
                     B5, 3.75%, 09/02/97          1,100,000
  1,000,000        Sub. Ser. E-3., 3.70%,
                     09/02/97                     1,000,000
  2,900,000     New York State, Job
                   Development Authority,
                   Ser. B-1 through B-21,
                   3.90%, 09/02/97                2,900,000
-----------------------------------------------------------
              TOTAL FLOATING RATE DEMAND NOTES
              (COST $5,000,000)                   5,000,000
-----------------------------------------------------------

  Shares
-----------------------------------------------------------
              MONEY MARKET FUND--1.2%
              -------------------------------
  2,935,857     Provident New York Money
                   Market Fund, (COST
                   $2,935,857)                    2,935,857
-----------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS
              (COST $7,935,857)                   7,935,857
===========================================================
              TOTAL INVESTMENTS--99.1%
              (COST $223,380,019)              $233,276,126
-----------------------------------------------------------

        See notes to financial statements.

                                 ABOUT YOUR FUND

                  VISTA SELECT NEW JERSEY TAX FREE INCOME FUND

                                   FUND FACTS

OBJECTIVE:                 Income exempt from federal and New
                           Jersey state taxes*
PRIMARY INVESTMENTS:       New Jersey municipal bonds
SUGGESTED INVESTMENT
TIME FRAME:                3-5 years minimum
MARKET BENCHMARK:          Lehman 7-year Municipal Bond Index
LIPPER FUNDS CATEGORY:     Lipper New Jersey Municipal Debt
                           Funds Average

INCEPTION DATE:            1/1/97
NEWSPAPER SYMBOL:          NJ TF

AS OF AUGUST 31, 1997
NET ASSETS:                $64.2M
AVERAGE MATURITY:          8.7 years
AVERAGE DURATION:          5.5 years
AVERAGE QUALITY:           Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

PERFORMANCE

Vista Select New Jersey Tax Free Income Fund, which seeks to provide monthly dividends which are excluded from gross income for federal tax purposes and exempt from New Jersey personal income tax, had a total return of 6.09% for the year ended August 31, 1997. This compares to a return of 8.18% for the Lipper New Jersey Municipal Debt Funds Average.

STRATEGY

Early in the year, the Fund adopted a shorter duration than its benchmark, the Lehman 7-Year Municipal Bond Index. This strategy emphasized high coupon, high premium bonds to help protect against volatility. When interest rates increased about halfway through the reporting year, the management team swapped out of shorter call bonds and into longer issues. These longer issues were non-callable or had more favorable call provisions in an effort to lock in a premium price and reduce the probability of reinvestment in a lower-rate environment.

As the year progressed, the trend towards better finances accelerated and expanded. This led the independent ratings agencies to upgrade the credit ratings of all types of municipal bond issuers. These upgrades, along with low supply and high demand, led to a narrowing of the yield differential between higher- and lower-quality securities. In this environment, the management team felt there was little yield incentive to take on the credit risk associated with lower-quality investment-grade bonds and, therefore, upgraded the Fund's overall credit quality.

OUTLOOK

As the reporting year ended, the management team was expecting a heavy volume of pre-refunded bonds in 1998. With so many investors needing to re-invest the proceeds, the management team expects a continued strong demand for new issues. Following the successful strategy of the past year, the focus will remain on active management as the management team seeks to add value through research and analysis of specific securities.

                                 ABOUT YOUR FUND

                  VISTA SELECT NEW JERSEY TAX FREE INCOME FUND

VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

FUND'S PORTFOLIO ALLOCATION

Cash            2.5%
Bonds          97.5%


                  AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/97+

One Year................................................  6.09%
Five Years..............................................  5.49%
Since Inception (5/1/90)................................  6.60%

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost

+ The quoted performance of Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                  VISTA SELECT NEW JERSEY TAX FEE INCOME FUND+
                             AND ITS KEY BENCHMARKS

             Select New Jersey     Lehman 7 Year Muni     Lipper NU Muni
           Tax Free Income Fund      Bond Index           Debt Funds Avg.
5/90            $ 10000              $ 10000               $ 10000
                  11114.5              11240.2               11323.3
8/92              12176.6              12411.6               12559.4
                  13227.9              13729.3               14141.1
8/94              13420.6              13923.1               13939.7
                  14420.3              15147.8               14919.9
8/96              14992.7              15737.9               15609.9
8/31/97           15906.4              16963.7               16888.6

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select New Jersey Tax Free Income Fund, the Lehman 7 Year Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average from May 31, 1990 through August 31, 1997. The performance of the the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman 7-Year Municipal Bond Index is a total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New Jersey Municipal Debt Funds Average represents the performance of a universe of 60 actively-managed New Jersey tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                          ...........................

VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
  Amount      Issuer                               Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--96.3%
-----------------------------------------------------------
$   855,000   Atlantic City, New Jersey,
                Improvement Authority Luxury
                Tax, Convention Center, Rev.,
                6.70%, 07/01/98                 $   875,238
              Bergen County, New Jersey,
    855,000     General Improvement, GO,
                   6.25%, 11/15/00                  907,369
  2,110,000     Utility Authority, Ser. A,
                   Rev., 6.00%, 06/15/01          2,233,962
    570,000   Camden County, New Jersey, GO,
                7.00%, 12/01/05                     597,787
  1,000,000   Cherry Hill Township, New
                Jersey, GO, 6.10%, 06/01/07       1,067,500
  1,000,000   Delaware River & Bay Authority,
                Delaware Authority, Rev.,
                5.20%, 01/01/10                   1,008,750
    710,000   Dover Township, New Jersey, GO,
                6.10%, 10/15/04                     776,562
    570,000   Edison Township, New Jersey,
                School, GO, 6.50%, 06/01/04         631,275
  1,140,000   Hamilton Township, Atlantic
                County, New Jersey School
                District, GO, 5.88%, 12/15/07     1,221,225
  1,000,000   Hunterdon, New Jersey Central
                Regional High School District,
                GO, 5.40%, 05/01/09               1,030,000
  2,060,000   Jersey City, New Jersey, General
                Improvement, Ser. A, GO,
                6.00%, 10/01/05                   2,229,950
              Middlesex County, New Jersey,
                Utilities Authority,
  1,255,000     Rev., 6.10%, 12/01/01             1,339,712
    715,000     Ser. A, Rev., 6.10%, 09/15/00       750,750
              Monmouth County, New Jersey,
  1,555,000     Improvement Authority,
                   Recreational Facilities,
                   Rev., 6.63%, 12/01/05          1,656,075
    570,000     Utilities, GO, 6.90%, 08/01/04      617,025
              New Jersey State, EDA, Market
                Transition Facilities, Senior
                Lien, Ser. A, Rev.,
  1,710,000     5.80%, 07/01/08                   1,821,150
  1,200,000     5.80%, 07/01/09                   1,269,000
  1,500,000     7.00%, 07/01/04                   1,708,125

                                       See notes to financial statements.

                          ...........................

VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                               Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
              New Jersey State, Educational
                Facilities Authority,
$   570,000     Princeton University, Ser. A,
                   Rev., 6.45%, 07/01/99        $   581,400
  2,850,000     University Medicine &
                   Dentistry, Ser. B, Rev.,
                   5.25%, 12/01/21                2,785,875
              New Jersey State, Governmental,
                GO,
  1,535,000     6.25%, 08/01/06                   1,667,394
  1,425,000     6.00%, 08/01/03                   1,524,750
              New Jersey State, Health Care
                Facilities Financing
                Authority,
    845,000     FHA Insured, Cathedral Health,
                   Ser. A, Rev., 6.95%,
                   02/15/01                         914,713
    570,000     Society of the Valley
                   Hospital, Ser. C, Rev.,
                   6.60%, 07/01/00                  603,488
  1,170,000     St. Elizabeth Hospital
                   Obligation Group, Rev.,
                   6.00%, 07/01/14                1,186,088
    835,000     St. Peters Medical Center,
                   Ser. E, Rev., 6.50%,
                   07/01/06                         913,281
              New Jersey State,
  1,140,000     Ser. B, GO, 6.25%, 01/15/04       1,248,300
  1,140,000     Ser. D, GO, 5.75%, 02/15/06       1,229,775
              New Jersey State, Sports &
                Exposition, Ser. A, Rev.,
    800,000     6.50%, 03/01/07                     881,000
  1,255,000     6.20%, 03/01/03                   1,374,225
    570,000   New Jersey State, Transportation
                Corp., COP, 6.20%, 10/01/02         614,175
  1,500,000   New Jersey State, Transportation
                Trust Fund, Transportation
                Systems, Ser. A, Rev., 5.50%,
                06/15/11                          1,533,750
              New Jersey State, Turnpike
                Authority,
  1,140,000     Ser. A, Rev., 5.80%, 01/01/02     1,194,150
  1,140,000     Ser. A, Rev., 6.40%, 01/01/02     1,211,250
  1,000,000     Ser. C, Rev., 6.25%, 01/01/10     1,061,250
              New Jersey State, Wastewater
                Treatment Trust,
    520,000     Prerefunded Balance, Rev.,
                   6.88%, 06/15/06                  562,900
     50,000     Unrefunded Balance, Rev.,
                   6.88%, 06/15/06                   53,625
    570,000   New Jersey State, Wastewater,
                Ser. B, Rev., 6.90%, 05/15/00       597,788

        See notes to financial statements.

                          ...........................

VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                               Value
-----------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$ 1,570,000   North Bergen Township, New
                Jersey, GO, 5.00%, 08/15/11     $ 1,566,075
  1,140,000   North Jersey State, District
                Water Supply, Wanaque South
                Project, Rev., 5.50%, 07/01/03    1,197,000
  1,140,000   Northwest Bergen County, New
                Jersey Utilities Authority,
                Rev., 6.00%, 07/15/07             1,231,200
              Ocean County, New Jersey,
    570,000     Rev., 6.80%, 06/15/00               607,050
    570,000     General Improvement, GO,
                   6.38%, 04/15/03                  621,300
    570,000     Ser. A, GO, 6.25%, 10/01/04         613,462
  1,000,000     Utilities Authority,
                   Wastewater, Rev., 5.00%,
                   01/01/04                       1,020,000
              Port Authority, New York & New Jersey,
  1,000,000     Consolidated Bonds, 102nd
                   Ser., Rev., 5.50%, 10/15/10    1,023,750
    855,000     Consolidated Bonds, 78th Ser.,
                   Rev., 6.10%, 10/15/02            923,400
  1,140,000     Consolidated Bonds, 79th Ser.,
                   Rev., 6.00%, 07/15/05          1,242,600
  3,000,000     Special Obligation, JFK
                   International Air Terminal
                   #6, Rev., 6.25%, 12/01/09      3,322,500
              Puerto Rico Electric Power
                Authority,
  1,500,000     Ser. AA, Rev., 5.38%, 07/01/27    1,473,750
    685,000   Rutgers State University, New
                Jersey, Rev., 6.70%, 05/01/01       726,956
              Sussex County, New Jersey,
                General Improvement, GO,
  1,000,000     6.00%, 04/01/08                   1,066,250
  1,000,000     6.00%, 04/01/09                   1,061,250
    625,000   Woodbridge Township, New Jersey,
                General Improvement, GO,
                6.65%, 08/01/04                     669,531
-----------------------------------------------------------
              TOTAL LONG-TERM MUNICIPAL BONDS
              (COST $58,857,645)                 61,846,706
-----------------------------------------------------------

                                       See notes to financial statements.

                          ...........................

VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                               Value
-----------------------------------------------------------
SHORT-TERM INVESTMENTS--2.8%
-----------------------------------------------------------
              FLOATING RATE DEMAND NOTE--1.7%
              --------------------------------
                Puerto Rico Electric Power
                   Authority,
$ 1,100,000     Municipal Securities Trust
                Receipts, Ser. SGA 43, GO,
                3.30%, 04/05/97
                (COST $1,100,000)               $ 1,100,000

-----------------------------------------------------------
  Shares
-----------------------------------------------------------
              MONEY MARKET FUND--1.1%
              --------------------------------
    675,312     Provident New Jersey Money
                   Market Fund (COST $675,312)      675,312
-----------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS
              (COST $1,775,312)                   1,775,312
===========================================================
              TOTAL INVESTMENTS--99.1%
              (COST $60,632,957)                $63,622,018
-----------------------------------------------------------

COP   =    Certificates of Participation
EDA   =    Economic Development Authority
FHA   =    Federal Housing Authority
FNMA  =    Federal National Mortgage Association
FRDN  =    Floating Rate Demand Note: The maturity date
           shown is the next interest reset date; the
           rate shown is the rate in effect at August
           31, 1997.
GNMA  =    Government National Mortgage Association
GO    =    General Obligation
IDA   =    Industrial Development Authority
PCFA  =    Pollution Control Financing Authority
PCR   =    Pollution Control Revenue
Rev.  =    Revenue Bond

        See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------------

                                                    Vista Select
                              --------------------------------------------------------
                                             Intermediate     New York     New Jersey
                                Tax Free       Tax Free       Tax Free      Tax Free
                              Income Fund    Income Fund    Income Fund    Income Fund
--------------------------------------------------------------------------------------
ASSETS:
 Investment securities, at
   value (Note 1)............ $682,901,125   $635,654,762   $233,276,126   $63,622,018
 Cash........................          650            622            936            --
 Other assets................       74,249         59,699         24,302         7,795
 Receivables:
   Investment securities
     sold....................           --      7,828,515             --
   Interest..................    9,924,070      8,686,126      3,068,332       887,587
   Receivable from affiliate
     (Note 2)................       11,000         14,000          8,000        23,000
   Fund shares sold..........      634,306        330,800        209,000            --
                              ------------   ------------   ------------   -----------
       Total Assets..........  693,545,400    652,574,524    236,586,696    64,540,400
                              ------------   ------------   ------------   -----------
LIABILITIES:
 Payable for investment
   securities purchased......   12,320,760             --             --            --
 Payable for Fund shares
   redeemed..................      534,318     18,302,483             --            --
 Dividends payable...........    3,316,965      2,911,908      1,108,808       303,575
 Accrued liabilities: (Note
   2)
   Other.....................       71,740         59,150         34,119        19,186
                              ------------   ------------   ------------   -----------
       Total Liabilities.....   16,243,783     21,273,541      1,142,927       322,761
                              ------------   ------------   ------------   -----------
NET ASSETS:
 Paid in capital.............  644,848,771    591,392,973    224,439,493    61,016,908
 Accumulated undistributed
   net investment income.....        8,496          6,281          2,449         1,097
 Accumulated net realized
   gain on investment
   transactions..............    5,333,959     11,278,543      1,105,720       210,573
 Net unrealized appreciation
   of investments............   27,110,391     28,623,186      9,896,107     2,989,061
                              ------------   ------------   ------------   -----------
   Net Assets................ $677,301,617   $631,300,983   $235,443,769   $64,217,639
                              ============   ============   ============   ===========
Shares of beneficial interest
 outstanding ($.001 par
 value; unlimited number of
 shares authorized)..........  105,054,206     58,168,121     32,934,530     6,397,977
Net asset value, maximum
 offering price and
 redemption price per share
 (net assets/shares
 outstanding)................        $6.45         $10.85          $7.15        $10.04
                              ============   ============   ============   ===========
Cost of investments.......... $655,790,734   $607,031,576   $223,380,019   $60,632,957
                              ============   ============   ============   ===========

                                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS
For the period January 1, 1997* through August 31, 1997
---------------------------------------------------------------------------------------

                                                      Vista Select
                                  -----------------------------------------------------
                                                Intermediate   New York     New Jersey
                                   Tax Free      Tax Free      Tax Free      Tax Free
                                  Income Fund   Income Fund   Income Fund   Income Fund
--------------------------------------------------------------------------------------

INTEREST INCOME: (Note 1C)....... $25,363,609   $22,421,311   $ 8,191,454   $2,210,214
                                  -----------   -----------   -----------   ----------
EXPENSES: (Note 2)
 Administration fees.............     663,880       622,337       221,990       60,015
 Investment advisory fees........   1,327,759     1,244,673       443,980      120,131
 Custodian fees..................      89,630        94,654        57,629       18,439
 Printing and postage............       3,343         2,932         2,082          808
 Professional fees...............      16,703        16,386        10,260       10,685
 Registration costs..............       3,343         2,082         3,343          808
 Transfer agent fees.............      20,677        20,466        11,442        9,003
 Trustees fees and expenses......      22,129        20,745         7,400        2,002
 Other...........................      33,320        26,074        17,861        6,103
                                  -----------   -----------   -----------   ----------
       Total expenses............   2,180,784     2,050,349       775,987      227,994
                                  -----------   -----------   -----------   ----------
 Less amounts waived (Note 2)....   2,081,269     1,961,664       723,599      198,585
 Less amounts borne by Chase.....      11,000        14,000         8,000       23,000
                                  -----------   -----------   -----------   ----------
   Net expenses..................      88,515        74,685        44,388        6,409
                                  -----------   -----------   -----------   ----------
   Net investment income.........  25,275,094    22,346,626     8,147,066    2,203,805
                                  -----------   -----------   -----------   ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain on investment
   transactions..................   5,333,959    11,278,543     1,105,720      210,573
 Change in net unrealized
   appreciation/depreciation on
   investments...................     644,740    (5,547,725)      893,683       84,470
                                  -----------   -----------   -----------   ----------
 Net realized and unrealized gain
   on investments................   5,978,699     5,730,818     1,999,403      295,043
                                  -----------   -----------   -----------   ----------
 Net increase in net assets from
   operations.................... $31,253,793   $28,077,444   $10,146,469   $2,498,848
                                  ===========   ===========   ===========   ==========

------------------
* Funds commenced operations January 1, 1997.
                                                                              57

        See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
For the period January 1, 1997* through August 31, 1997
--------------------------------------------------------------------------------------

                                                     Vista Select
                                 -----------------------------------------------------
                                               Intermediate    New York    New Jersey
                                   Tax Free      Tax Free      Tax Free     Tax Free
                                 Income Fund   Income Fund   Income Fund   Income Fund
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
 Net investment income.......... $ 25,275,094  $ 22,346,626  $  8,147,066  $ 2,203,805
 Net realized gain on
   investments..................    5,333,959    11,278,543     1,105,720      210,573
 Change in net unrealized
   appreciation on
   investments..................      644,740    (5,547,725)      893,683       84,470
                                 ------------  ------------  ------------  -----------
   Increase in net assets from
     operations.................   31,253,793    28,077,444    10,146,469    2,498,848
                                 ------------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
   Net investment income........  (25,274,906)  (22,346,674)   (8,147,133)  (2,203,799)
Increase from capital share
 transactions (Note 5)..........  671,322,730   625,570,213   233,444,433   63,922,590
                                 ------------  ------------  ------------  -----------
   Total increase (decrease)....  677,301,617   631,300,983   235,443,769   64,217,639
                                 ------------  ------------  ------------  -----------
NET ASSETS:
 Beginning of period............           --            --            --           --
                                 ------------  ------------  ------------  -----------
 End of period.................. $677,301,617  $631,300,983  $235,443,769  $64,217,639
                                 ============  ============  ============  ===========

------------------
* Funds commenced operations January 1, 1997.
 58

                                       See notes to financial statements.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Mutual Fund Select Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Vista Select Tax Free Income Fund ("TFI"), Vista Select Intermediate Tax Free Income Fund ("ITFI") Vista Select New York Tax Free Income Fund ("NYTFI"), and Vista Select New Jersey Tax Free Income Fund ("NJTFI") (collectively the "Funds"), are separate portfolios of the Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by the Funds:

    A. Valuation of investments--Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

    B. Repurchase agreements--It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    C. Security transactions and investment income--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

    D. Futures contracts--When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

    As of August 31, 1997, the Funds had no outstanding futures contracts.

    E. Federal income taxes--Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

    Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    F. Distributions to shareholders--Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The net investment income of each Fund is determined daily and (substantially all) is declared as a dividend to shareholders of record at the time of such declaration. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    G. Allocation of expenses--Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

    H. Organization costs--Organization and initial registration costs incurred in connection with establishing each of the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee--Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Advisor voluntarily waived all of its fees for the period ended August 31, 1997.

    Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

    B. Distribution and Sub-administration fees--Pursuant to a Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group Inc. (BISYS), provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Distributor voluntarily waived all of its Sub-administration fees for the period ended August 31, 1997.

    C. Administration fee--Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of its administration fees for the period ended August 31, 1997.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

    D. Assumption of expenses--For the eight month period ended August 31, 1997, Chase voluntarily assumed the following expenses for TFI, ITFI, NYTFI and NJTFI: $11,000; $14,000; $8,000 and $23,000, respectively.

    E. Other--Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees. Chase voluntarily waived all of its custodian fees for the period ended August 31, 1997.

3. INVESTMENT TRANSACTIONS--Purchases and sales of investments (excluding short-term investments) were as follows:

                                TFI                      ITFI                      NYTFI                     NJTFI
                       ---------------------     ---------------------     ---------------------     ---------------------
Purchases (Excluding
  U.S. Govt.).........          $341,118,301              $368,687,461               $96,281,296               $12,987,291
Sales (Excluding U.S.
  Govt.)..............           307,342,439               361,957,148                67,047,759                 8,413,875

4. FEDERAL INCOME TAX MATTERS--For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at August 31, 1997, are as follows:

                       TFI             ITFI           NYTFI           NJTFI
                   ------------    ------------    ------------    -----------
Aggregate
  cost..........   $655,790,734    $607,031,576    $223,380,019    $60,632,957
                   ------------    ------------    ------------    -----------
Gross unrealized
 appreciation...     28,419,927      29,020,106      10,223,404      3,043,136
Gross unrealized
 depreciation...     (1,309,536)       (396,920)       (327,297)       (54,075)
                   ------------    ------------    ------------    -----------
Net unrealized
 appreciation...   $ 27,110,391    $ 28,623,186    $  9,896,107    $ 2,989,061
                   ============    ============    ============    ===========

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST--Transactions in Shares of Beneficial Interest were as follows:

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

                                                     Vista Select
                                                       Tax Free
                                                      Income Fund
                                              ---------------------------
                                                1/1/97* Through 8/31/97
                                              ---------------------------
                                                 Amount         Shares
                                              ------------    -----------
Shares sold.................................. $ 56,049,529      8,785,900
Shares issued in exchange for Common Trust
  Fund Assets (see Note 1)...................  657,822,512    102,945,620
Shares issued in reinvestment of
  distributions..............................    2,958,341        465,140
Shares redeemed..............................  (45,507,652)    (7,142,454)
                                              ------------    -----------
Net increase (decrease) in Trust shares
  outstanding................................ $671,322,730    105,054,206
                                              ============    ===========

                                                     Vista Select
                                                 Intermediate Tax Free
                                                      Income Fund
                                              ---------------------------
                                                1/1/97* Through 8/31/97
                                              ---------------------------
                                                 Amount         Shares
                                              ------------    -----------
Shares sold.................................. $ 43,474,104      4,040,010
Shares issued in exchange for Common Trust
  Fund Assets (see Note 1)...................  623,967,733     58,043,510
Shares issued in reinvestment of
  distributions..............................    2,891,919        269,514
Shares redeemed..............................  (44,763,543)    (4,184,913)
                                              ------------     ----------
Net increase (decrease) in Trust shares
  outstanding................................ $625,570,213     58,168,121
                                              ============     ==========

                                                     Vista Select
                                                   New York Tax Free
                                                      Income Fund
                                              ---------------------------
                                                1/1/97* Through 8/31/97
                                              ---------------------------
                                                 Amount         Shares
                                              ------------    -----------
Shares sold.................................. $ 44,574,872      6,303,649
Shares issued in exchange for Common Trust
  Fund Assets (see Note 1)...................  203,444,466     28,694,565
Shares issued in reinvestment of
  distributions..............................      336,396         47,513
Shares redeemed..............................  (14,911,301)    (2,111,197)
                                              ------------     ----------
Net increase (decrease) in Trust shares
  outstanding................................ $233,444,433     32,934,530
                                              ============     ==========

                                                     Vista Select
                                                  New Jersey Tax Free
                                                      Income Fund
                                              ---------------------------
                                                1/1/97* Through 8/31/97
                                              ---------------------------
                                                 Amount         Shares
                                              ------------    -----------
Shares sold.................................. $  8,147,090        815,047
Shares issued in exchange for Common Trust
  Fund Assets (see Note 1)...................   56,929,494      5,698,648
Shares issued in reinvestment of
  distributions..............................      265,589         26,639
Shares redeemed..............................   (1,419,583)      (142,357)
                                              ------------     ----------
Net increase (decrease) in Trust shares
  outstanding................................ $ 63,922,590      6,397,977
                                              ============     ==========

---------------
* Commencement of operations.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

6. CONCENTRATION OF CREDIT RISK--The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. NYTFI and NJTFI primarily invest in issuers in the States of New York and New Jersey, respectively. TFI invested approximately 21.7% of its assets in issuers in the State of New York. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

7. TRUSTEE COMPENSATION--The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the eight months ended August 31, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities, in the Statement of Assets and Liabilities were as follows:

                                                                 Accrued
                                                    Pension      Pension
                                                    Expenses     Liability
                                                    --------     -------
TFI.............................................     $10,138     $34,398
ITFI............................................       9,582      31,453
NYTFI...........................................       3,088      11,906
NJTFI...........................................         892       3,238

                          ...........................

SELECTED DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING For the period January 1, 1997* through August 31, 1997

                                                                                         Vista Select
                                                             --------------------------------------------------------------------
                                                                                Intermediate        New York          New Jersey
                                                              Tax Free           Tax Free           Tax Free           Tax Free
                                                             Income Fund        Income Fund        Income Fund        Income Fund
                                                             -----------        -----------        -----------        -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................        $    6.39          $   10.75          $    7.09           $  9.99
                                                              ---------          ---------          ---------           -------
 Income From Investment Operations:
 Net investment income................................            0.243              0.386              0.260             0.366
 Net Gains or Losses in Securities (both realized and
   unrealized)........................................            0.060              0.100              0.060             0.050
                                                              ---------          ---------          ---------           -------
 Total from Investment Operations.....................            0.303              0.486              0.320             0.416
                                                              ---------          ---------          ---------           -------
 Less Distributions:
 Dividends from net investment income.................            0.243              0.386              0.260             0.366
                                                              ---------          ---------          ---------           -------
Net Asset Value, End of Period........................        $    6.45          $   10.85          $    7.15           $ 10.04
                                                              =========          =========          =========           =======
Total Return..........................................            4.86%              4.58%              4.62%             4.20%
Ratios/Supplemental Data Net Assets, End of Period
 (000 omitted)........................................        $ 677,302          $ 631,301          $ 235,444           $64,218
 Ratios to Average Net Assets:#
   Ratio of Expenses..................................            0.02%              0.02%              0.03%             0.02%
   Ratio of Net Investment Income.....................            5.73%              5.40%              5.52%             5.52%
   Ratio of Expenses Without Waivers and Assumption of
     Expenses.........................................            0.49%              0.50%              0.53%             0.57%
   Ratio of Net Investment Income Without Waivers and
     Assumption of Expenses...........................            5.26%              4.92%              5.02%             4.97%
Portfolio Turnover Rate...............................              48%                60%                32%               14%

---------------
* Commencement of operations.
# Short periods have been annualized.

                                              See notes to financial statements.

                          ...........................

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Mutual Fund Select Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios for a share of beneficial interest outstanding present fairly, in all material respects, the financial position of Vista Select Tax Free Income Fund, Vista Select New York Tax Free Income Fund, Vista Select Intermediate Tax Free Income Fund and Vista Select New Jersey Tax Free Income Fund (separate portfolios of Mutual Fund Select Trust, hereafter referred to as the "Trust") at August 31, 1997, the results of each of their operations, the changes in each of their net assets and the selected per share data and ratios for a share of bneficial interest outstanding for the period January 1, 1997 (commencement of operations) through August 31, 1997, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios for a share of beneficial interest outstanding (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 14, 1997

                          ...........................

                                  (unaudited)
VISTA SELECT TAX FREE INCOME FUND (TFI)
VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND ("ITFI")
VISTA SELECT NEW YORK TAX FREE INCOME FUND (NYTFI)
VISTA SELECT NEW JERSEY TAX FREE INCOME FUND ("NJTFI")
---------------------------------------------------------------------

Certain tax information regarding the Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1997. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1997. The information necessary to complete your income tax returns for the calendar year ending December 31, 1997 will be received under separate cover.

    FOR THE FISCAL YEAR ENDED AUGUST 31, 1997.

        - All of the dividends paid from net investment income are 100% exempt from Federal income tax for TFI, ITFI, NYTFI and NJTFI, respectively.

        - For shareholders who are subject to the Alternative Minimum Tax, the income from private activities bonds issued after August 7, 1986, which may be considered a tax preference item, was 3.46%, 0.00%, 0.71% and 2.44% for TFI, ITFI, NYTFI and NJTFI, respectively.

                          ...........................

VISTA SERVICE CENTER
P.O. BOX 419392
KANSAS CITY, MO 64179

INVESTMENT ADVISER, ADMINISTRATOR,
SHAREHOLDER AND FUND SERVICING AGENT
AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
Vista Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                                   VSTF-2-1097



[BANNER]